As filed with the securities and exchange commission on April 14, 2000

                                                      REGISTRATION NO. 333-81359
                                                               ICA NO. 811-09403
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 1

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                         Post-Effective Amendment No. 3

                              STOCKJUNGLE.COM TRUST
               (Exact Name of Registrant as Specified in Charter)

                       5750 Wilshire Boulevard, Suite 560
                          Los Angeles, California 90036
               (Address of Principal Executive Offices)(Zip Code)

                                 (323) 602-2000
              (Registrant's Telephone Number, Including Area Code)

                              TINA D. HOSKING, ESQ.
                         Countrywide Fund Services, Inc.
                          312 Walnut Street, 21st Floor
                             Cincinnati, Ohio 45202
                     (Name and Address of Agent For Service)

                                 With a copy to:

                              MICHAEL GLAZER, ESQ.
                      Paul, Hastings, Janofsky & Walker LLP
                              555 So. Flower Street
                               Twenty-Third Floor
                       Los Angeles, California 90071-2371

 It is proposed that this filing will become effective (check appropriate box):

     [X]  immediately upon filing pursuant to paragraph (b).
     [ ]  on (date) pursuant to paragraph (b).
     [ ]  60 days after filing pursuant to paragraph (a)(1).
     [ ]  on (date) pursuant to paragraph (a)(1).
     [ ]  75 days after filing pursuant to paragraph (a)(2).
     [ ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

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                                     PART A

                 -----------------------------------------------

                             STOCKJUNGLE.COM* TRUST

                   STOCKJUNGLE.COM MARKET LEADERS GROWTH FUND
                     STOCKJUNGLE.COM PURE PLAY INTERNET FUND
                   STOCKJUNGLE.COM COMMUNITY INTELLIGENCE FUND

                                   PROSPECTUS

                                 April 11, 2000

STOCKJUNGLE.COM MARKET LEADERS GROWTH FUND seeks to provide investors with long-term capital appreciation by investing in a diversified portfolio of the equity securities of U.S. companies that have consistently demonstrated fundamental investment value and hold strong competitive positions in various industries. In addition, the Fund may invest up to 20% of its net assets in the common stock of companies identified by StockJungle.com Investment Advisors, Inc. (the "Adviser") as relatively new leaders in smaller, less established industries which have favorable growth prospects.

STOCKJUNGLE.COM PURE PLAY INTERNET FUND seeks to provide investors with long-term capital appreciation by investing in a diversified portfolio of the equity securities of U.S. Internet companies based on the Adviser's analysis of their fundamental investment value.

STOCKJUNGLE.COM COMMUNITY INTELLIGENCE FUND seeks to provide investors with long-term capital appreciation by investing principally in a diversified portfolio of the equity securities of U.S. companies with market capitalizations of no less than $100 million which have demonstrated potential for long-term growth.

The Adviser selects portfolio securities for each of the Funds from a pool of equity investment opportunities which are (i) recommended to StockJungle.com, Inc., the parent of the Adviser, by visitors to the parent's website, , (ii) researched by the Adviser and analyzed to determine the potential for capital appreciation and, if deemed acceptable by the Adviser, (iii) selected for investment by the Fund.

Each of the Funds is designed and created primarily for investment by on-line investors. In order to keep costs to a minimum, shareholders in the Funds are requested to consent to the acceptance of all information about the Fund or Funds in which they invest through access to the StockJungle.com website and electronic delivery. Notwithstanding the above however, each Fund will deliver paper-based documents upon request by shareholders and reserves the right to deliver paper-based documents at no cost to the investor.

StockJungle.com, Inc. provides investors and public visitors the ability to access information and features exclusively via its website, located at http://www.stockjungle.com. With the goal of providing investors a more complete and educational mutual fund investment experience, it is the Adviser's intention to fully disclose all mutual fund holdings and activities, to the extent practical, on the StockJungle.com website. The Adviser reserves the right to alter this full disclosure policy as needed at any time.

*"StockJungle.com" is a trademark and the exclusive property of StockJungle.com, Inc., the parent to the Adviser. StockJungle.com, Inc. is an Internet-based company which offers a wide array of web-based services and information to visitors to the StockJungle.com website.


     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS


                                                                            Page
                                                                            ----
RISK/RETURN SUMMARY............................................................1

PERFORMANCE....................................................................2

FEES AND EXPENSES OF THE FUNDS.................................................3

INVESTMENT STRATEGIES .........................................................4

MAIN RISKS.....................................................................8

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE................................11

VALUATION OF SHARES...........................................................13

HOW TO PURCHASE SHARES........................................................13

HOW TO REDEEM SHARES..........................................................16

SHAREHOLDER SERVICES..........................................................18

DIVIDENDS AND DISTRIBUTIONS...................................................19

TAX STATUS....................................................................19

PERFORMANCE INFORMATION.......................................................20

GENERAL INFORMATION...........................................................20

FOR MORE INFORMATION..........................................................22

                               RISK/RETURN SUMMARY


INVESTMENT OBJECTIVES

Each Fund seeks to provide investors with long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Adviser uses the StockJungle.com Community Site (the "Community Site") as a resource to identify potential candidates for the Funds' respective portfolios. The Community Site is a rated community of stock-pickers maintained by the Adviser's parent company, StockJungle.com, Inc. Visitors may recommend companies on the Community Site that the Adviser then researches and analyzes to determine the companies' potential for capital appreciation and, if deemed acceptable by the Adviser, selects for purchase by a Fund.

Each Fund normally will be fully invested (subject to liquidity needs) in a diversified portfolio of equity securities of U.S. companies.

THE STOCKJUNGLE.COM MARKET LEADERS GROWTH FUND invests in companies that, in the opinion of the Adviser, have demonstrated consistently fundamental investment value, hold strong competitive positions in their respective industries and have favorable long-term growth prospects. In addition, the Fund may invest up to 20% of its net assets in the common stock of companies the Adviser identifies as relatively new leaders in smaller, less established industries that have favorable growth prospects.

THE STOCKJUNGLE.COM PURE PLAY INTERNET FUND invests in companies the Adviser determines to be "Pure Play Internet" companies, i.e., companies that derive at least 50% of their revenue from the Internet and/or the World Wide Web ("WWW"), and whose stocks have the potential for long-term growth.

THE STOCKJUNGLE.COM COMMUNITY INTELLIGENCE FUND invests in companies with market capitalizations of at least $100 million and favorable growth prospects.

PRINCIPAL INVESTMENT RISKS

RISK OF LOSS. The loss of money is a risk of investing in any of the Funds.

MARKET RISK. The net asset value of each Fund fluctuates based on changes in the value of the securities in which the Fund invests. Market prices of these securities may be adversely affected by an issuer's having experienced losses or by the lack of earnings or the issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer. The U.S. stock market is generally susceptible to volatile fluctuations in market price. Investments in equity securities generally are affected by changes in the stock markets, which fluctuate substantially over time, sometimes suddenly and sharply.

INVESTMENT IN SMALL AND MID-SIZE COMPANIES. The Funds may invest in issuers with small or mid-sized capital structures (generally a market capitalization of $5 billion or less). These companies may have a relatively limited operating history and less capital resources than larger companies. In addition, the market prices of the securities of such companies tend to be more volatile than those of larger companies. Further, these securities tend to trade at a lower volume than those of larger more established companies. Accordingly, the net asset value of each Fund will be more susceptible to significant losses if the value of these securities suddenly declines.

INVESTMENT IN NEW AND UNSEASONED COMPANIES. The Funds may invest in companies that are relatively new and unseasoned and in their early stages of development, which may not be well known to the investing public or have significant institutional ownership. In addition, these companies may be developing or marketing new products or services for which markets are not yet established and may never become established. Finally, new and unseasoned companies may have relatively small revenues and limited product lines, markets, or financial resources; their securities are often traded over-the-counter or on a regional exchange and may trade less frequently and in more limited volume than those of larger, more mature companies. As a result, the market prices of these securities may be more subject to volatile fluctuations than those of more mature issuers. Such fluctuations could have an adverse effect on the net asset value of each Fund and could result in the loss of your investment.

SECTOR RISK. The value of the Pure Play Internet Fund's shares is susceptible to factors affecting the Internet and WWW such as heightened regulatory scrutiny and impending changes in government policies which may have a material effect on the products and services of this sector, as well as other factors affecting capital markets generally and the Internet sector of those markets. Furthermore, securities of companies in this sector tend to be more volatile than securities of companies in other sectors. Competitive pressures and changing demand may have a significant effect on the financial condition of Internet companies. These companies spend heavily on research and development and are especially sensitive to the risk of product obsolescence. The occurrence of any of these factors, individually or collectively, may adversely affect the value of the Fund's shares and could result in the loss of your investment.

RELIANCE ON COMMUNITY INTELLIGENCE. The effectiveness of the Funds' investment strategies is directly contingent upon widespread participation by visitors to the Community Site and the Adviser's ability to select investments from the pool recommended by visitors to the Community Site. There are no assurances that visitors to the Community Site will participate or that the Adviser will be able to select profitable investment opportunities from the pool recommended by visitors to the Community Site.

                                   PERFORMANCE

The Funds first offered shares for sale in November 1999. Returns for the Funds will be presented after January 1, 2001, when the Funds have been in operation for a complete calendar year.

                         FEES AND EXPENSES OF THE FUNDS

The following table describes the fees and expenses that you may pay if you buy and hold shares of each of the Funds:


                                                                      Community
                                   Market Leaders     Pure Play     Intelligence
                                    Growth Fund     Internet Fund       Fund
                                    -----------     -------------   ------------
SHAREHOLDER FEES (paid directly
from your investments):

Maximum Sales Load Imposed on
Purchases (as a percentage of the
offering price)                        NONE              NONE           NONE

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from
Fund assets):

Management Fees(1)                     1.00%             1.00%          1.00%

Other Expenses                         NONE              NONE           NONE

Total Annual
Fund Operating Expenses                1.00%             1.00%          1.00%

Fee Waiver and Expense Reimbursement   NONE              NONE           NONE

Net Expenses(1)                        1.00%             1.00%          1.00%

(1) The Adviser's Management Fees with respect to each Fund are "all inclusive" which means that the Adviser is contractually responsible for the payment of all of a Fund's other expenses, except litigation or other extraordinary expenses and, as a result, each Fund's Total Fund Operating Expenses will not exceed 1% of the Fund's average daily net assets.

EXAMPLE:

     This Example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


                    Market Leaders   Pure Play Internet      Community
                     Growth Fund            Fund          Intelligence Fund
                     -----------            ----          -----------------
       One Year          $102               $102                $102
     Three Years         $318               $318                $318

                              INVESTMENT STRATEGIES

     StockJungle.com, Inc., the Adviser's corporate parent, has established a website on the Internet at http://www.stockjungle.com. One section of the website has been designated by StockJungle.com as a community forum, the Community Site, in which visitors to the website can suggest investment opportunities and ideas by posting short written analyses of companies. StockJungle.com, Inc. forwards the visitor recommendations posted in the community forum to the Adviser for consideration as possible investments by the Funds. The Adviser believes that a vast amount of knowledge and experience exists among the visitors to the StockJungle.com website, and that by using the Community Site, the Adviser has a greater breadth of investment ideas for the Funds' portfolios. The Adviser analyzes each recommendation presented using quantitative analysis in order to determine whether a recommendation suggests a security that is consistent with a Fund's investment objective and strategy. The Adviser, in its sole discretion, determines whether and what to extent the stock of any recommended company should be purchased or sold by a Fund.

     To achieve its investment objective, each Fund invests primarily in common stocks, but may also invest in the preferred stock and convertible preferred stock. Common stock represents the residual ownership interest in an issuer and is entitled to the income and increase in the value of the assets and business of the entity after all of its obligations and preferred stock are satisfied. Preferred stock has a priority over common stock in liquidation (and generally dividends as well) but is subordinate to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of the conversion value. A convertible security is a fixed income security (a debt instrument or a preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer.
Convertible securities are senior to common stock in an issuer's capital structure, but are usually subordinated to similar non-convertible securities (e.g. preferred).

     The principal investment strategies of the Funds are described below. Additional information regarding these investment strategies can be found in the Statement of Additional Information ("SAI").

STOCKJUNGLE.COM MARKET LEADERS GROWTH FUND

     Under normal market conditions, the Market Leaders Growth Fund invests at least 80% of its assets in a diversified portfolio of equity securities of U.S. companies which, in the opinion of the Adviser, have consistently demonstrated fundamental investment value and hold strong competitive positions in their respective industries. In addition, the Fund may invest a small but not insignificant portion (up to 20%) of its net assets in the equity securities of companies identified by the Adviser as relatively new leaders in smaller, less established industries

     The Adviser focuses on the market leaders of core industries that have consistent operating histories, strong management teams and favorable long-term growth prospects. The Fund focuses primarily on industries represented in the S&P 500 Index including, but not limited, to Utilities, Transportation, Technology, Chemicals, Pharmaceuticals, Retail Sales, Oil, Capital Goods, Financial Services and Communications.

     The Adviser determines the fundamental investment value of a security by screening certain financial indicators such as the price-to-earnings ratio, the return on equity, and cash flow using proprietary quantitative techniques. In assessing the strength of a company's competitive position, the Adviser may consider such factors as technology leadership, market share, rights to patents and other intellectual property, strength of management, marketing prowess and product development capabilities.

     The Fund may invest up to 20% of its net assets in the common stock of companies identified by the Adviser as relatively new leaders in smaller, less established industries which have favorable growth prospects. In selecting the companies, the Adviser takes into consideration not only the current size of the market, but also the potential market size of the industry as determined by the Adviser's own research. The Adviser also considers the company's revenue growth rate compared to similar companies in the same industry, the company's market share of that industry and the quality of the management team.

     The Adviser uses a buy and hold approach, generally maintaining its position in a company's stock without regard to day-to-day fluctuations in the market. However, the Adviser frequently re-evaluates portfolio holdings, as it deems necessary, and typically sells a stock when the reasons for buying it no longer apply or when the company begins to show deteriorating fundamentals or poor relative performance.


     Solely as a temporary defensive measure, the Fund may invest up to 20% of its assets in long or short positions in options on various market indices or securities held by the Fund and in financial and index futures contracts in order to reduce the Fund's exposure to adverse conditions. The Fund may also invest a portion of its assets in U.S. Government securities, Standard & Poor's Depositary Receipts, money market instruments or similar short-term securities for liquidity purposes. When the Fund is making defensive investments, the Fund may not achieve its investment objective.

     PORTFOLIO TURNOVER. The frequency of this Fund's portfolio transactions will vary from year to year. Higher portfolio turnover rates resulting from more actively traded portfolio securities generally result in higher transaction costs, including brokerage commissions. However, since the Fund's investment policies emphasize long-term investment in the securities of established companies, the Adviser does not anticipate frequent changes in investments and the Fund's portfolio turnover rate is expected to be relatively low. The Adviser expects that the annual portfolio turnover rate for the Fund will be approximately 50%.

STOCKJUNGLE.COM PURE PLAY INTERNET FUND


     The StockJungle.com Pure Play Internet Fund invests, under normal conditions, at least 80% of its assets in a diversified portfolio of the equity securities of U.S. Internet companies identified by the Adviser to be "Pure Play Internet" companies. Internet companies for purposes of investment by the Fund include companies principally engaged in businesses that design, develop and/or manufacture hardware and software products and services for the Internet and the WWW.

     The Adviser, in its sole discretion, determines which companies properly constitute "Pure Play Internet" companies. The Adviser's determination is based, generally, on whether, in its view, such companies derive more than 50% of their revenues from the Internet and/or WWW. "Pure Play Internet" companies may include media and content providers, companies that use e-commerce as their principal means of selling goods and services to the public, companies that develop or manufacture business solutions that enable businesses to implement Internet strategies, and companies engaged in the transmission of voice, video and data over the Internet or WWW. These companies may include entities which are new and unseasoned in which the Fund invests pursuant to an initial public offering or otherwise where the Adviser believes that the opportunity for rapid growth is above average. The companies in which the Fund invests are reevaluated on as frequent a basis as deemed appropriate by the Adviser.


     The Fund selects portfolio securities from the pool of U.S. Internet companies designated by the Adviser as "Pure Play Internet" companies based on its review of the fundamental investment value of those companies. This review involves an analysis of various indicators such as the strength or potential strength of a company's competitive position, strength of management, marketing prowess and product development capabilities. Securities are sold as a result of factors such as lack of performance, change in business direction, or adverse changes in other factors that were the basis for their purchase.


     The Internet is a world-wide network of computers designed to permit users to share information and transfer data quickly and easily. The WWW, which is a means of graphically interfacing with the Internet, is a hyper-text based publishing medium containing text, graphics, interactive feedback mechanisms and links within the WWW and to other WWW documents. Consequently, the Adviser believes there are vast opportunities for continued growth in demand for components, products, media, services and systems to assist, facilitate, enhance, store, process, record, reproduce, retrieve and distribute information, products and services for use by businesses, institutions and consumers.

     The Fund may also invest up to 20% of its net assets in U.S. Government securities, high quality money market instruments and repurchase agreements. In order to reduce the Fund's exposure to adverse conditions and solely as a temporary defensive measure, the Fund may invest a more substantial portion of its net assets in U.S. Government securities, high quality money market instruments or similar short-term securities or hold either long or short positions in options on the S&P 500 Index and financial index futures contracts in order to reduce exposure to market fluctuations. When the Fund is making such defensive investments, the Fund may not achieve its investment objective.


     PORTFOLIO TURNOVER. The frequency of the Fund's portfolio transactions will vary from year to year and depend on changes in the companies designated by the Adviser as "Pure Play Internet" companies. Higher portfolio turnover rates resulting from more actively traded portfolio securities generally result in higher transaction costs, including brokerage commissions. The Adviser expects that the annual portfolio turnover rate for the Fund will be approximately 50%.

STOCKJUNGLE.COM COMMUNITY INTELLIGENCE FUND

     The Community Intelligence Fund invests, under normal conditions, at least 80% of its assets in a diversified portfolio of the common stocks and other equity securities of those U.S. companies that have market capitalizations of at least $100 million. These may include the securities of companies which are new and unseasoned in which the Fund invests pursuant to an initial public offering or otherwise where the Adviser believes that the opportunity for rapid growth is above average.


     Although it is not currently a principal aspect of the Fund's investment strategy, the Fund is also authorized to make short sales of securities it owns or has the right to acquire at no added cost through conversion or exchange of other securities it owns (referred to as short sales "against the box") and to make short sales of securities which it does not currently own or have the right to acquire. In addition, for liquidity purposes or pending the purchase of investments in accordance with its policies, the Fund may, from time to time, invest a portion of the Fund's assets in U.S. Government securities or money market instruments.

     PORTFOLIO TURNOVER. The frequency of the Fund's portfolio transactions will vary from year to year. The Fund's investment policies may lead to frequent changes in investments and the Fund's portfolio turnover rate may be significantly higher than that of most other mutual funds. These transactions may also result in realization of taxable capital gains, much or all of which are short-term capital gains subject to federal and state taxation as ordinary income and not eligible for favored long term capital gains tax treatment. Higher portfolio turnover rates resulting from actively trading portfolio securities will generally result in higher transaction costs, including brokerage commissions. The Fund expects that its annual portfolio turnover rate will be approximately 100%.

                                   MAIN RISKS

     The principal risks of investing in the Funds are described below. Additional information regarding these risks can be found in the SAI.

GENERAL RISKS

     INVESTING IN MUTUAL FUNDS. All mutual funds carry risk. You may lose money on your investment in any of the Funds. As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, no assurance exists that any Fund's investment objective will be achieved. In addition, you should be aware that none of the Funds has any substantial operating history and the Adviser has no substantial prior experience in serving as an investment adviser to a mutual fund.

     MARKET RISK OF EQUITY INVESTING. The net asset value of each of the Funds fluctuates based on changes in the value of its underlying portfolio. The stock market is generally susceptible to volatile fluctuations in market price. Market prices of equity securities in which each Fund invests may be adversely affected by an issuer's having experienced losses or by the lack of earnings or by the issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer. The value of the securities held by each Fund is also subject to the risk that a specific segment of the stock market does not perform as well as the overall market. Under any of these circumstances, the value of the Funds' shares and total return will fluctuate, and your investment may be worth more or less than your original cost when you redeem your shares.

     RELIANCE ON RECOMMENDATIONS. The effectiveness of the Funds' investment strategies depends on the ongoing participation by visitors to the Community Site and the submission of bona-fide potential investments for the Funds. There are no assurances that the Community Site will continue to attract such participation.

     RISKS ASSOCIATED WITH WEBSITE. Since the Adviser intends to post updates of each Fund's holdings and completed trading activity in real time, to the extent practicable, there is a risk that certain investors may use such information to the detriment of the Funds. The Board of Trustees has considered this issue and has determined that each Fund's and the Adviser's use of the website is nonetheless in the best interests of each Fund and its shareholders. The Board of Trustees monitors the use of the website to determine that it continues to be in the best interests of each Fund's shareholders.

     The Community Site may attract visitors seeking to use the website to influence the market price of a particular security. The Adviser researches and analyzes all recommendations prior to investing in a company's stock. However, there can be no assurances that this provides total protection against any market manipulation.

     Widespread network failure of the Internet and/or WWW could result in delays or interruptions which could, in turn, delay or prevent persons from posting investment recommendations to be submitted to the Adviser for analysis and selection for investment by the Fund.

     INVESTMENT IN NEW AND UNSEASONED COMPANIES. Companies which are relatively new and unseasoned and in their early stages of development may not be well-known to the investing public or have significant institutional ownership.

They may lack depth of management and may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms. In addition, these companies may be developing or marketing new products or services for which markets are not yet established and may never become established. Finally, new and unseasoned companies may have relatively small revenues and limited product lines, markets, or financial resources; their securities are often traded over-the-counter or on a regional exchange and may trade less frequently and in more limited volume than those of larger, more mature companies. When making larger sales, the Funds may have to sell securities at discounts from quoted prices or may have to make a series of small sales over an extended period of time. As a result, the market prices of these securities may be more subject to volatile fluctuations than those of more mature issuers. Such fluctuations could have an adverse effect on the net asset value of the Funds and your investment.

MARKET LEADERS GROWTH FUND RISKS

     RISK OF INVESTING IN INDUSTRIES REPRESENTED IN THE S&P 500 INDEX. Investing in the various industries represented in the S&P 500 Index exposes the Fund to a broad variety of risk factors. The risks that could adversely affect the value of your investment in the Fund include changes in economic conditions and interest rates, the exposure of companies within these industries to foreign economic and political developments and currency fluctuations, the ability of companies (especially those in the Chemical and Pharmaceutical sectors) to pass their products through regulatory bodies, changes in the spending patterns of consumers, the creation of new technology which might make obsolete the technology sold, serviced, utilized, or otherwise relied upon by companies held by the Fund, and the fluctuation of energy prices.

     RISK OF INVESTMENT IN SMALL AND MID-CAP COMPANIES. Companies identified by the Adviser as relatively new leaders in smaller and less established industries may include issuers with small or mid-sized capital structures (generally a market capitalization of $5 billion or less). Consequently, the Fund may be subject to the additional risks associated with investment in these companies. The market prices of the securities of such companies tend to be more volatile than those of larger companies. Further, these securities tend to trade at a lower volume than those of larger more established companies. Accordingly, if the value of the securities of small or mid-capitalization companies held in the Fund's portfolio decline, the Fund may be adversely affected and you could lose money on your investment.

PURE PLAY INTERNET FUND RISKS

     SECTOR RISK. The value of the Pure Play Internet Fund's shares is susceptible to factors affecting the Internet and WWW. This sector may be subject to greater governmental regulation than many other sectors and changes in government policies and the need for regulatory approvals may have a material effect on the products and services of this sector. In addition, because of its relatively narrow focus, the Fund's performance is closely tied to, and affected by, this sector as a whole. Companies in a specialized sector are often faced with the same obstacles, issues or regulatory burdens and their securities may react similarly and move in unison to these and other market conditions. As a result of these factors, securities in which the Fund invests are more volatile than securities of companies in other sectors. Competitive pressures and changing demand may have a significant effect on the financial condition of Internet companies. These companies spend heavily on research and development and are especially sensitive to the risk of product obsolescence.

     INVESTMENT IN SMALL AND MID-CAP COMPANIES. Companies identified by the Adviser as being principally engaged in the Internet and/or WWW may include issuers with small or mid-sized capital structures (generally a market capitalization of $5 billion or less). Accordingly, the Fund may be subject to the additional risks associated with investment in these companies. The market prices of the securities of such companies tend to be more volatile than those of larger companies. Further, these securities tend to trade at a lower volume than those of larger more established companies. If the Fund is heavily invested in these securities and the value of these securities suddenly declines, the Fund will be susceptible to significant losses.

COMMUNITY INTELLIGENCE FUND RISKS


     SHORT SALES. Although it is not currently a principal investment technique, the Community Intelligence Fund may take short positions in securities. A short sale is the sale by the Fund of a security which has been borrowed from a third party in the expectation that the market price will drop. If the price drops, the Fund will make a profit by purchasing the security in the open market at a lower price. If the price rises, the Fund may have to cover its short position at a higher price, resulting in a loss. A short sale may be covered or uncovered. In a covered short sale, the Fund either borrows and sells the securities it already owns, or deposits in a segregated account liquid assets equal to the difference between the market value of the securities and the short sales price. Use of short sales is a speculative investment technique that has potentially unlimited risk of loss. Investment via short positions presents the risk that if the stock markets move against the short position, the Fund will be more susceptible to a sudden and significant decline in the net asset value of the Fund.

ADDITIONAL RISKS


     RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of a Fund's options strategies depends on the ability of the Adviser to forecast correctly interest rate and market price movements. For example, if a Fund were to write a call option based on the Adviser's expectation that the price of the underlying security would fall, but the price were to rise instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if a Fund were to write a put option based on the Adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.

     When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying security, since the Fund will not realize a loss if the security's price does not change.

     The effective use of options also depends on a Fund's ability to terminate option positions at times when the Adviser deems it desirable to do so. There is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.

     RISK FACTORS IN FUTURES TRANSACTIONS. Successful use of futures contracts by a Fund is subject to the Adviser's ability to predict movements in various factors affecting securities markets, including interest rates. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to a Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

     The use of options and futures strategies also involves the risk of imperfect correlation among movements in the prices of the securities underlying the futures and options purchased and sold by a Fund, of the options and futures contracts themselves, and, in the case of hedging transactions, of the securities which are the subject of a hedge. The successful use of these strategies further depends on the ability of the Adviser to forecast interest rates and market movements correctly.


     NEWLY ORGANIZED FUNDS. The Funds, as well as the Adviser and its parent corporation's Stockjungle.com website, are newly organized and are designed and created primarily for on-line investors. Although the Funds and the Adviser believe that investors' ability to access information and features via the website will provide investors a more complete and educational mutual fund experience than is generally available, this is a relatively new approach to mutual fund investing which is still evolving. In April 2000, the Trust terminated operation of its S&P 500 Index Fund series, which did not attract sufficient investors to effectively track the performance of the S&P 500 Index. No assurance exists that the current Funds will attract sufficient investors to ensure that the Funds and the Investment Adviser can operate effectively and profitably in the long run.


                 MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE


THE ADVISER

     StockJungle.com Investment Advisors, Inc. has been retained under an Investment Advisory Agreement with StockJungle.com Trust (the "Trust") on behalf of each Fund to serve as the investment adviser to each of the Funds, subject to the authority of the Board of Trustees. The Adviser is a newly organized, privately-held investment advisory and money management company, registered as an investment adviser with the Securities and Exchange Commission. The Adviser's principal office is located at 5750 Wilshire Boulevard, Suite 560, Los Angeles, California 90036. The Adviser can also be contacted by telephone at (877) 884-3147.

     The Adviser provides each Fund with investment advice, supervises the Fund's management and investment programs, and provides investment advisory facilities and executive and supervisory personnel for managing the investments and effecting the portfolio transactions of each Fund. The Adviser also furnishes, at its own expense, all necessary administrative services, office space, equipment and clerical personnel for servicing the investments of each Fund. In addition, the Adviser pays the salaries and fees of all officers of the Trust who are affiliated with the Adviser.

PORTFOLIO MANAGERS


     Each of the Funds is co-managed by Michael Petrino, Gordon Gustafson and Akber Zaidi.

     Michael Petrino is the Chief Investment Officer of the Adviser. Mr. Petrino has more than 20 years of asset management experience, most recently as the founder of Calport Asset Management, an independent investment adviser specializing in the management of small and large size domestic equities, global stocks and global bonds in partnership with GE Investments and Dr. Arthur Laffer. At Calport, Mr. Petrino was responsible for day-to-day portfolio management for all of the firm's investment products, as well as their sales and marketing efforts. In 1985, Mr. Petrino founded Matrix Capital Management, Inc., an asset management firm, where he served as President and Chief Investment Officer. Matrix grew from a start-up to $1 billion in assets under management in 3 years, with offerings ranging from large cap equity portfolios to derivative-based products. Mr. Petrino previously served as a Vice President at Prudential Insurance, where he managed balanced global portfolios as second in command of a department that managed $9 billion for over 90 plan sponsors. Mr. Petrino received his undergraduate degree from Amherst College and his M.B.A. from the University of Chicago. In addition to belonging to the New York Society of Security Analysts, Mr. Petrino is also a member of the Board of Directors of Fleming Capital Mutual Fund Group.

     Gordon Gustafson joined the Adviser in March 1999. Mr. Gustafson has a B.A. in Economics from the University of California, Los Angeles. Before joining the Adviser, Mr. Gustafson worked in the film industry as a Production Manager and was pursuing his M.A. in Mass Communications at California State University, Northridge. Before moving to Los Angeles, Mr. Gustafson lived in Seattle where he was self-employed as a writer.

     Akber Zaidi joined the Adviser in October 1999. Before joining the Adviser, he served for two years as the stock portfolio manager for Island View Funds LLC, a hedge fund, where his responsibilities included daily portfolio management and the creation of process-driven strategies. Mr. Zaidi previously was a commodity trading adviser for ANZ Capital Management for two years, where he developed trading systems and models using fundamental and technical analysis, and an independent commodity trading adviser. Mr. Zaidi received his undergraduate degree in Operations Research and Industrial Engineering and an M.B.A. in Finance from Cornell University.

MANAGEMENT FEE AND OTHER EXPENSES

     Under its Investment Advisory Agreement, each of the Funds pays the Adviser monthly in arrears an annual investment advisory fee equal to 1.0% of its average daily net assets. This serves as an all-inclusive fee out of which the Adviser will be responsible to pay each Fund's operating expenses (other than litigation or other extraordinary expenses). Therefore, none of these Funds is required to pay any expenses such as fees for transfer agency, administrative or shareholder servicing, legal, insurance, audit, and trustees' fees or operating costs such as printing, mailing and registration fees.

ADMINISTRATOR


     The Trust's administrator is Countrywide Fund Services, Inc. ("CFS" or the "Transfer Agent"), which has its principal office at 312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202, and is primarily in the business of providing administrative, fund accounting and transfer agency services to retail and institutional mutual funds with approximately $16 billion of total assets throughout the United States.


     CFS provides administrative, executive and regulatory services to each Fund, supervises the preparation of each Fund's tax returns and coordinates the preparation of reports to and filings with the SEC and state securities authorities, subject to the supervision of the Trust's Board of Trustees.

     For the services rendered to each Fund by CFS, the Adviser pays CFS, on behalf of each Fund, a monthly fee at the annual rate of .15% of the average daily net assets of each Fund, up to $100 million; .10% of such assets from $100 million to $500 million; .075% of such assets from $500 million to $900 million; and .05% of such assets in excess of $900 million. The minimum fee is $2,000 per month per Fund. In addition, CFS serves as each Fund's transfer agent and performs fund accounting services for which it is paid separately by the Adviser. For additional information, see "Custodian, Transfer, Dividend Disbursing and Shareholder Servicing Agent."

DISTRIBUTOR


     CW Fund Distributors, Inc. (the "Distributor"), an affiliate of CFS, has entered into an underwriting agreement with the Trust to serve as the principal underwriter of each Fund and the exclusive agent for the distribution of each Fund's shares. The Distributor will serve as the statutory underwriter for the direct sale of the shares of each Fund to the public, and will be responsible for contracting and managing relationships with investment dealers.


                               VALUATION OF SHARES

     On each day that the Trust is open for business, the share price (net asset value) of the shares of each Fund is determined as of the close of the regular session of trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m., eastern standard time. The Trust is open for business on each day the NYSE is open for business. The net asset value per share of a Fund is calculated by dividing the sum of the value of the securities held by the Fund plus cash minus all liabilities (including estimated accrued expenses) attributable to the Fund by the total number of shares outstanding of the Fund, rounded to the nearest cent. The price at which a purchase or redemption of a Fund's shares is effected is based on the next calculation of net asset value after the order is received in good order.

     U.S. Government obligations are valued at their most recent bid prices as obtained from one or more major market makers for such securities. Other portfolio securities are valued as follows: (1) securities which are traded on stock exchanges or are quoted on NASDAQ are valued at the last reported sale price as of the close of the regular trading session on the NYSE on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price; (2) securities traded in the over-the-counter market, and which are not quoted by NASDAQ are valued at the last sale price (or, if the last sale price is not readily available, at the last bid price as quoted by brokers that make markets in the securities) as of the close of the regular session of trading on the NYSE on the day the securities are being valued; and
(3) securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. The net asset value per share of a Fund will fluctuate with the value of the securities it holds.

     Fixed income securities for which market quotations are not considered readily available, are stated at fair value on the basis of valuations furnished by a pricing service approved by the Board of Trustees, which pricing service determines valuations for normal and institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

     Short-term investments held by any of the Funds that mature in sixty days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Board of Trustees.

                             HOW TO PURCHASE SHARES

GENERAL PURCHASE INFORMATION


     Each Fund sells shares on a continuous basis. There is no minimum initial investment requirement for any of the Funds, nor is there a minimum additional investment requirement for any of the Funds. A Fund may waive or reduce its minimum or maximum investment amount from time to time. If an order is received by a Fund or its authorized agent after the Fund's net asset value is determined, the purchase will become effective on the next determined NAV. The purchase price paid for each Fund's shares is the next determined net asset value of the shares after the order is placed. See "VALUATION OF SHARES" herein. The Trust and the Distributor reserve the right to reject any purchase order.

     Additional investments may be made at any time by purchasing shares of each Fund at net asset value by mailing a check to the appropriate Fund at the address noted under "PURCHASES BY MAIL" or by wiring monies to the clearing bank as outlined below from the bank with which the shareholder has an account and which is a member of the Federal Reserve system with instructions to transmit federal funds by wire to the appropriate Fund. Each additional purchase request must also contain the account name and account number to permit proper crediting. Before making additional investments by bank wire, please telephone the Trust for instructions.


     All purchases of each Fund's shares will be made in full and fractional shares calculated to three decimal places. No Fund will issue stock certificates evidencing ownership of its shares.

     Although shares of the Funds cannot currently be purchased through the Trust's website, the Trust is planning to permit such sales as soon as practicable.

OPENING AN ACCOUNT

     Shareholders may open an account by mail by completing and signing an account application and mailing it to the Fund at the following address:

                              StockJungle.com Trust
                                 [NAME OF FUND]
                                  P.O. Box 5354
                           Cincinnati, Ohio 45201-5354

PURCHASES BY WIRE


     Subject to acceptance by the Fund, shares of each Fund may be purchased by wiring immediately available federal funds (subject to the minimum investment) to Fifth Third Bank from your bank which may charge a fee for doing so (see instructions below). You should provide your bank with the following information for purposes of wiring your investment:


                                Fifth Third Bank
                                 ABA# 042000314
                       StockJungle.com Account # 999-43593
                        ffc: shareholder name and number


     A completed, signed application is required to be provided to the Fund by mail at the address listed above in order to complete an initial purchase of a Fund's shares by wire. Wire orders will be accepted only on a day on which the Fund whose shares are being purchased, and the Custodian and the Transfer Agent are open for business. If the Fund does not receive timely and complete account information, there may be a delay in the investment of an investor's money and any accrual of dividends. A wire purchase will not be considered made until the purchase order is received by the Fund. There is presently no fee for the receipt of wired funds, but each Fund reserves the right to charge shareholders for this service.


PURCHASES BY MAIL


     Subject to acceptance by the Fund, shares of each Fund may be purchased by mailing your check to the Fund at the address noted below, (subject to the particular Fund's minimum investment) payable to:


                                 [NAME OF FUND]
                                  P.O. Box 5354
                           Cincinnati, Ohio 45201-5354

     You are required to mail a signed application to the Fund at the address listed above in order to complete your initial purchase. Payment for the purchase of shares need not be converted into federal funds (monies credited to a Fund's custodian bank by a Federal Reserve Bank) before acceptance by the Transfer Agent. No third party checks will be accepted. In the event that there are insufficient funds to cover a check, such prospective investor will be assessed a $20 charge and will be responsible for any resulting losses incurred by the Trust or the Transfer Agent.

                              HOW TO REDEEM SHARES

GENERAL REDEMPTION INFORMATION


     You may redeem shares of each Fund by telephone, if authorized, or by mail after the receipt of your instructions in "good order" at the net asset value next determined after receipt of the redemption request. Each Fund's net asset value fluctuates on a daily basis. The value of shares redeemed may be more or less than the purchase price, depending on the market value of the investment securities held by each Fund.


     To redeem your shares, you may send a written request directly to the Fund. This request should contain: the dollar amount or number of shares to be redeemed, your Fund account number and either a social security or tax identification number (as applicable). You should sign your request in exactly the same way the account is registered. If there is more than one owner of the shares, all owners must sign. A signature guarantee is required for redemptions over $25,000. Please contact the Fund for more details.

     Although shares of the Trust cannot currently be redeemed through the Trust's website, the Trust is planning to permit such redemptions as soon as practicable.

BY MAIL


     Each Fund will redeem its shares at the net asset value next determined after the request is received in "good order." Requests should be addressed to:
StockJungle.com Trust/StockJungle.com Market Leaders Growth Fund, StockJungle.com Pure Play Internet Fund or StockJungle.com Community Intelligence Fund, as the case may be, P.O. Box 5354, Cincinnati, Ohio 45201-5354.


     The Trust reserves the right to reject any  redemption  request that is not
in  "good   order".   Requests  in  "good  order"  must  include  the  following documentation:

     (a) a letter of instruction specifying the number of shares or dollar amount to be redeemed signed by all registered owners of the shares in the exact names in which they are registered;


     (b) Any required signature  guarantees (see "Signature  Guarantees" below);
and


     (c) other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans and other organizations.

SIGNATURE GUARANTEES

     To protect your account, each Fund and the Transfer Agent from fraud, signature guarantees are required to enable a Fund to verify the identity of the person who has authorized a redemption of $25,000 or more from an account. Signature guarantees are also required for redemptions when the proceeds are to be sent to someone other than the registered shareholder(s) or the registered address, if the name(s) or the address on the account has changed within 30 days of the redemption request and in cases of share transfer requests. Signature guarantees may be obtained from certain eligible financial institutions, including but not limited to, the following: banks, trust companies, credit unions, securities brokers and dealers, savings and loan associations and participants in the Securities Transfer Association Medallion Program ("STAMP"), the Stock Exchange Medallion Program ("SEEP") or the NYSE Medallion Signature Program ("M.P."). Shareholders may contact each Fund at 1(800) 945-4957 for further details.

BY TELEPHONE


     If you have authorized the Telephone Redemption Option, you may redeem your shares by calling the Transfer Agent and requesting that the redemption proceeds be mailed to the primary registration address or wired per the authorized instructions. Provided that the Trust employs reasonable procedures to confirm that the instructions are genuine, you bear the risk of loss in the event of unauthorized instructions reasonably believed by the Fund or its Transfer Agent to be genuine. The procedures employed by the Funds in connection with transactions initiated by telephone may include tape recording of telephone instructions and requiring some form of personal identification prior to acting upon instructions received by telephone.


     During times of drastic economic or market conditions, you may have difficulty in contacting the Transfer Agent by telephone to request a redemption or exchange of a Fund's shares. In those cases, you should consider using the other redemption procedures described herein. Use of these other redemption procedures may result in your redemption request being processed at a later time than it would have been if telephone redemption had been used. However, the Fund will still redeem the redemption request at the next determined NAV after receipt of the request in good order. During the delay, the Fund's net assets may fluctuate.

PAYMENT OF REDEMPTION PROCEEDS

     After your shares have been redeemed, proceeds will normally be mailed within 3 business days. In no event will payment be made more than 7 days after receipt of your order in "good order", except that payment may be postponed or the right of redemption suspended for more than 7 days under unusual circumstances, such as when trading is not taking place on the NYSE. Payment of redemption proceeds may also be delayed if the shares to be redeemed were purchased by a check drawn on a bank which is not a member of the Federal Reserve System until such time as the check has cleared the banking system (normally up to 15 days from the purchase date). This delay may be eliminated by purchasing shares of the Funds by certified check or wire.


     You may request that redemption proceeds (minimum of $1,000) be wired to your account at a bank which is a member of the Federal Reserve System, or a correspondent bank if your bank is not a member. The Trust's Custodian will charge you an $8 fee to process wire redemptions.


     If the Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of any Fund to make a payment, wholly or partly in cash, the Fund may pay the redemption proceeds in whole or in part by a distribution in-kind of readily marketable securities held by the Fund in lieu of cash in conformity with applicable rules of the SEC.

INVOLUNTARY REDEMPTION


     Each Fund reserves the right to redeem your account at any time the net asset value of the account falls below $500 in any of the Funds as the result of a redemption or exchange request. You will be notified in writing prior to any such involuntary redemption and will be allowed thirty days to make additional investments before the redemption is processed.


                              SHAREHOLDER SERVICES

     We offer several shareholder service options listed on the account application which make your account easier to manage. Please make note of these options and select the ones that are appropriate for you.

AUTOMATIC INVESTMENT PROGRAM


     You may arrange to make additional automated purchases of each Fund's shares. You can automatically transfer any amount per month from your bank, savings and loan or other financial institution to purchase additional shares. There is no minimum investment required for automatic purchases. You should contact your broker-dealer or financial institution or the Transfer Agent for additional information.


TAX-QUALIFIED RETIREMENT PLANS

     Each Fund is available for your tax-deferred retirement plan. Call or write us and request the appropriate forms for:

     *    Individual Retirement Accounts ("IRAs"), Simple IRAs and Roth IRAs;

     *    401(k) Plans; or

     * Profit-sharing plans and pension plans for corporations and other employees.


You can also transfer your tax-deferred plan to us from another company or custodian. Call or write the Funds for instructions.


CONFIRMATION OF TRANSACTIONS AND REPORTING OF OTHER INFORMATION VIA ELECTRONIC DELIVERY

     The Funds each provide electronically delivered confirmations of all of your purchases or redemptions of each Fund's shares. In addition, you will receive electronically delivered account statements on a quarterly basis from the Funds. You will also receive various IRS forms via regular mail after the first of each year detailing important tax information and each Fund will supply electronically delivered annual and semi-annual reports that list securities held by that Fund and include its then current financial statements.


     Each of the Funds has been designed and created for investment by on-line investors. In order to keep cost to a minimum, shareholders in the Funds are requested to consent to the acceptance of all information about the Fund or Funds in which they invest through access to the StockJungle.com website and electronic delivery. Such shareholder information may, from time to time, include prospectuses, statements of additional information, proxy statements, financial reports, confirmations and financial statements. Notwithstanding the above however, each Fund will deliver paper-based documents upon request by shareholders and reserves the right to deliver paper-based documents at no cost to the investor.

EXCHANGE PRIVILEGE


     You may exchange your shares in any StockJungle.com Fund for shares of any other Fund at no charge. The prospectus and statement of additional information of the Fund for which you exchange your shares should be read carefully prior to any exchange for new shares and retained for future reference. Be advised that exercising the exchange privilege is really two transactions: a sale of shares in one fund and the purchase of shares in another. Further, exchanges may have certain tax consequences and you could realize short- or long-term capital gains or losses. Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise.


     Call 1 (800) 945-4957  to  learn   more   about  exercising  your  exchange
privilege.

                           DIVIDENDS AND DISTRIBUTIONS

     Each Fund will distribute its net investment income, if any, and net realized capital gains, if any, annually. Distributions from capital gains are made after applying any available capital loss carry-overs.

     As a shareholder in any of the Funds described above, you can choose from three distribution options:

     *    Reinvest all distributions in additional shares;

     * Receive distributions from net investment income and short-term capital gains in cash while reinvesting long-term capital gains distributions, if any, in additional shares; or

     *    Receive all distributions in cash.

     You can change your distribution option by notifying the Fund in writing. If you do not select an option when you open your account, all distributions will be reinvested in additional shares of the Fund at net asset value. You will receive a statement via electronic delivery confirming reinvestment of distributions in additional shares at the then current NAV promptly following the end of each calendar year.

     If a check representing a distribution is not cashed within one year, the distribution and all future distributions from the Fund may be reinvested in the Fund in which you were invested at the then-current net asset value per share. Similarly, if correspondence sent by a Fund or the Transfer Agent is returned as "undeliverable," all Fund distributions will automatically be reinvested in the Fund in which you were invested. No interest will accrue on uncashed checks.

                                   TAX STATUS


     Each Fund is treated as a separate corporation for federal income tax purposes under the Internal Revenue Code of 1986, as amended. Each Fund intends to qualify and to elect to be treated as a regulated investment company. If so qualified, no StockJungle.com Fund will be liable for federal income taxes to the extent it distributes taxable income to shareholders.


     Distributions to shareholders by the StockJungle.com Funds, whether received in cash or reinvested in additional shares of the Fund, are generally subject to federal income tax at varying rates depending on whether such distributions are treated as ordinary income or capital gains distributions.

Interest income from direct investment by non-corporate taxpayers in United States Government obligations (but not repurchase agreements) generally is not subject to state taxation. However, some states may tax mutual fund dividends attributable to such income.

     Any redemption of a Fund's shares is a taxable event that may result in a capital gain or loss.

     Before investing in any of these Funds, you should consult your tax adviser regarding the consequences of your local and state tax laws.


                            PERFORMANCE INFORMATIONO

     Each Fund's investment performance may, from time to time, be included in advertisements about such Fund. "Total Return" for the one, five and ten year periods (or for the life of each Fund, if shorter) through the most recent quarter represents the average annual compounded rate of return on an investment of $1,000 in a Fund invested at the public offering price. Total return may also be presented for other periods.


     All performance data is based on each Fund's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions and the composition of each Fund's portfolio. Investment performance also often reflects the risks associated with each Fund's investment objective and policies. These factors should be considered when comparing the Funds' investment results to those of other mutual funds and other investment vehicles. Quotation of investment performance for any period when a fee waiver or expense limitation was in effect will be greater than if the waiver or limitation had not been in effect. A Fund's performance may be compared to other mutual funds, relevant indices and rankings prepared by independent services.

                               GENERAL INFORMATION


     The Market Leaders Growth Fund, the Pure Play Internet Fund, and the Community Intelligence Fund are each a series of StockJungle.com Trust, a Massachusetts business trust.

CUSTODIAN, TRANSFER, DIVIDED DISBURSING, AND SHAREHOLDER SERVICING AGENT


     The Fifth Third Bank serves as Custodian for each Fund's cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of any of the Funds. The Adviser pays the Custodian's annual fees charged for each Fund on behalf of the Trust.

     CFS, the Trust's administrator, also acts as each Fund's Transfer, Dividend Disbursing, and Shareholder Servicing Agent. For these services, the Adviser pays the CFS, in addition to the fee for administrative services, a monthly fee of $15 per month per account with a minimum of $2,000 per month per Fund, plus out-of-pocket expenses for rendering such transfer, dividend disbursing, and shareholder servicing agency services. CFS also serves as Accounting Services Agent for each Fund for which it receives a minimum monthly fee of $2,500.


COUNSEL AND INDEPENDENT AUDITORS

     Legal matters in connection with the Trust, including the issuance of shares of beneficial interest of each Fund, are passed upon by Paul, Hastings, Janofsky & Walker, LLP, 555 South Flower Street, 23rd Floor, Los Angeles, California 90071. Arthur Andersen LLP, located at 425 Walnut Street, Suite 1500, Cincinnati, Ohio 45202, has been selected to serve as the independent auditors for each Fund.

                              FOR MORE INFORMATION


                              STOCKJUNGLE.COM TRUST
                   STOCKJUNGLE.COM MARKET LEADERS GROWTH FUND
                     STOCKJUNGLE.COM PURE PLAY INTERNET FUND
                   STOCKJUNGLE.COM COMMUNITY INTELLIGENCE FUND


More Information on each of these Funds is available free upon request, including the following:


ANNUAL AND SEMIANNUAL REPORTS TO SHAREHOLDERS

Describe each Fund's performance, lists each Fund's holdings and contains a letter from the Funds' Adviser discussing recent market conditions, economic trends and investment strategies that significantly affected each particular Fund's performance.

STATEMENT OF ADDITIONAL INFORMATION (SAI)


Provides more details about each Fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference herein (and is legally considered part of this prospectus).

TO OBTAIN INFORMATION OR MAKE SHAREHOLDER INQUIRIES:

BY TELEPHONE:

(800) 945-4957

ON THE INTERNET:

Text only versions of each Fund's documents can be viewed online or downloaded from:


SECURITIES AND EXCHANGE COMMISSION:                           http://www.sec.gov

STOCKJUNGLE.COM, INC.:                                http://www.stockjungle.com


You can also review and copy the SAI and other information about the Funds by visiting the SEC's Public Reference Room in Washington D.C. (phone at (1) (800) SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

                               FILE NO. 811-09403

                 -----------------------------------------------

                                     PART B

                 -----------------------------------------------

                            STOCKJUNGLE.COM(1) TRUST

                   STOCKJUNGLE.COM MARKET LEADERS GROWTH FUND
                     STOCKJUNGLE.COM PURE PLAY INTERNET FUND
                   STOCKJUNGLE.COM COMMUNITY INTELLIGENCE FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                 APRIL 11, 2000

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
Investment Objective, Policies and Restrictions................................2

Trustees and Executive Officers...............................................16

Investment Advisory and Other Services........................................19

Portfolio Transactions and Allocation of Brokerage............................22

Taxation......................................................................24

Ownership of Shares...........................................................26

Dividends and Distributions...................................................27

Net Asset Value ..............................................................27

Performance Comparisons.......................................................27

Redemption of Shares..........................................................30

Organization of Trust.........................................................31

License Agreement.............................................................31

Other Information.............................................................31

Financial Statements..........................................................32

     This Statement of Additional Information is not a prospectus, and should be read in conjunction with the Prospectus dated April 11, 2000, as may be amended from time to time, of the StockJungle.com Market Leaders Growth Fund, StockJungle.com Pure Play Internet Fund and the StockJungle.com Community Intelligence Fund, (individually or collectively, a "Fund" or the "Funds"), each a series of StockJungle.com Trust (the "Trust"). StockJungle.com Investment Advisors, Inc. (the "Adviser") is the investment adviser to each Fund.


     Each of the StockJungle.com Funds is designed and created primarily for investment by on-line investors. In order to keep costs to a minimum, shareholders in the Funds are requested to consent to the acceptance of all information about the Fund or Funds in which they invest through access to the StockJungle.com website and electronic delivery. Notwithstanding the above however, each Fund will deliver paper-based documents upon request by shareholders and reserves the right to deliver paper-based documents at no cost to the investor.

----------
(1) "StockJungle.com" is a trademark and the exclusive property of StockJungle.com, Inc., the parent to the Adviser. StockJungle.com, Inc. is an Internet-based company which offers a wide array of web-based services and information to visitors to the StockJungle.com website.

                INVESTMENT OBJECTIVE, POLICIES, AND RESTRICTIONS

     INVESTMENT OBJECTIVES

     STOCKJUNGLE.COM MARKET LEADERS GROWTH FUND seeks to provide investors with long-term capital appreciation by investing in a diversified portfolio of the equity securities of U.S. corporations that have consistently demonstrated fundamental investment value and hold strong competitive positions in various industries. In addition, the Fund may invest up to 20% percent of its net assets in the common stock of companies identified by the Adviser as relatively new leaders in smaller, less established industries.

     STOCKJUNGLE.COM PURE PLAY INTERNET FUND seeks to provide investors with long-term capital appreciation by investing in a diversified portfolio of the equity securities of U.S. Internet companies based on the Adviser's analysis of their fundamental investment value.

     STOCKJUNGLE.COM COMMUNITY INTELLIGENCE FUND seeks to provide investors with long-term capital appreciation by investing principally in a diversified portfolio of the equity securities of U.S. companies with market capitalizations of no less than $100 million which have demonstrated potential for long-term growth


     The Adviser will select portfolio securities for each of the Funds from a pool of equity investment opportunities which are (i) recommended to StockJungle.com, Inc., the parent of the Adviser, by visitors to the parent's website, http://www.stockjungle.com, (ii) researched by the Adviser and analyzed to determine the potential for capital appreciation and, if deemed acceptable by the Adviser, (iii) selected for investment by the Fund.


     INVESTMENT POLICIES AND ASSOCIATED RISKS

     The discussion below supplements the information contained in the Prospectus with respect to the investment policies and primary risks that are common to all of the Funds as well as risks which are particular to each Fund as a result of such Fund's specific investment objective and strategies. As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, no Fund can give any assurance that its investment objective will be achieved. Unless otherwise noted, the policies described in this Statement of Additional Information are not fundamental and may be changed by the Board of Trustees.

     MUTUAL FUNDS AS PART OF AN INVESTMENT PROGRAM. The loss of money is a risk of investing in the Funds. None of the Funds, individually or collectively, is intended to constitute a balanced or complete investment program and the net asset value of each Fund's shares will fluctuate based on the value of the securities held by each Fund. Each of the Funds is subject to the general risks and considerations associated with equity investing as well as additional risks and restrictions discussed herein.

     MARKET RISK OF EQUITY INVESTING. An investment in a Fund should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the general condition of the stock market may deteriorate. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value according to various unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction and global or regional political, economic and banking crises. A decline in the general market value of the equity securities held by any of these Funds may result in an adverse effect on the value of your investment. There can be no assurances that the Funds will be able to absorb (without significant loss of a portion of your investment), the potentially negative effects of such market decline.


     OTHER SECURITIES A FUND MIGHT PURCHASE. Under normal market conditions, each Fund will invest at least 80% of its total assets in equity securities, consisting of common and preferred stocks. If the Adviser believes that market conditions warrant a temporary defensive posture, or for liquidity purposes, each of the Funds may invest without limit in high quality, short-term debt securities and money market instruments. These short-term debt securities and money market instruments include commercial paper, certificates of deposit, bankers' acceptances, and U.S. Government securities and repurchase agreements.


     SECURITIES LENDING. Repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. These transactions involve some risk to a Fund engaged in securities lending if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral. In the event the original seller defaults on its obligation to repurchase, the Fund will seek to sell the collateral, which could involve costs or delays. To the extent proceeds from the sale of collateral are less than the repurchase price, the Fund would suffer a loss.

     INVESTMENT IN NEW AND UNSEASONED COMPANIES. The StockJungle.com Pure Play Internet Fund and the StockJungle.com Community Intelligence Fund may each invest, pursuant to an initial public offering or otherwise, in the equity securities of companies which are relatively new and unseasoned and in their early stages of development where the Adviser believes that the opportunity for rapid growth is above average. These companies may not be well-known to the investing public or have significant institutional ownership. They may lack depth of management and may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms. In addition, these companies may be developing or marketing new products or services for which markets are not yet established and may never become established. Finally, new and unseasoned companies may have relatively small revenues and limited product lines, markets, or financial resources; their securities are often traded over-the-counter or on a regional exchange and may trade less frequently and in more limited volume than those of larger more mature companies. When making larger sales, the Fund may have to sell securities at discounts from quoted prices or may have to make a series of small sales over an extended period of time. As a result, the market prices of these securities may be more subject to volatile fluctuations than those of more mature issuers. Such fluctuations could have an adverse effect on the net asset value of the Fund and your investment.

     SHORT-TERM INVESTMENTS. While seeking desirable equity mutual fund investments or common stocks whose price history and expected performance lend themselves to the Adviser's method for investment or for liquidity or temporary defensive purposes, each Fund may invest in money market funds and/or money market instruments consisting of the following:

     BANK CERTIFICATES OF DEPOSIT AND BANKERS' ACCEPTANCES. Each Fund may acquire certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by any of the Funds will be dollar-denominated obligations of domestic banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.


     Domestic banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

     As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness.


     INVESTMENT IN DERIVATIVES. Both the StockJungle.com Market Leaders Growth Fund and the StockJungle.com Pure Play Internet Fund may, as a non-principal investment strategy, invest a portion of their assets in futures and options transactions for hedging purposes or as a substitute for direct investment. The purchaser of a futures contract has the obligation to take delivery of the type of financial instrument covered by the contract at a specified time and price, and the seller of the contract has the corresponding obligation to sell the financial instrument at that time and price. The purchaser of an option contract acquires the right to purchase or sell a specified security at a specified price during the term of the option, and the seller of the option has the corresponding option to sell or buy the security at that price if the purchaser exercises the option. Futures and options are considered to be "derivatives;" i.e., financial instruments whose value is derived from the value of an underlying asset, such as a security or an index. The use of futures and options involves certain special risks due to the possibility of imperfect correlations among movements in the prices of options purchased or sold by a Fund and, in the case of hedging transactions, of the securities that are the subject of the hedge.

     PURCHASING PUT AND CALL OPTIONS. The StockJungle.com Market Leaders Growth Fund may purchase put and call options on securities eligible for purchase by the Fund and on securities indices, and the StockJungle.com Pure Play Internet

Fund may purchase put and call options on securities indices. Put and call options are derivative securities traded on U.S. exchanges. If a Fund purchases a put option, it acquires the right to sell the underlying security or index value at a specified price at any time during the term of the option. If a Fund purchases a call option, it acquires the right to purchase the underlying security or index value at a specified price at any time during the term of the option. Prior to exercise or expiration, the Fund may sell an option through a "closing sale transaction," which is accomplished by selling an option of the same series as the option previously purchased. The Fund generally will purchase only those options for which the Adviser believes there is an active secondary market to facilitate closing transactions.


     A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.

     A Fund may purchase put options to hedge against a decrease in the price of securities it holds. Such hedge protection is provided during the life of the put option since the Fund, as the holder of the put option, is able to sell the underlying security at the exercise price regardless of any decrease in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decrease sufficiently below the exercise price to cover the premium and transaction costs.


     WRITING CALL OPTIONS. The StockJungle.com Market Leaders Growth Fund may write covered call options on securities eligible for purchase by the Fund. A call option is "covered" if a Fund owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate its obligation, it may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.


     Effecting a closing transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction allows the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of the Fund. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

     A Fund realizes a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. A Fund realizes a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, appreciation of the underlying security owned by a Fund generally offsets, in whole or in part, any loss to the Fund resulting from the repurchase of a call option.

     RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of a Fund's options strategies depends on the ability of the Adviser to forecast correctly interest rate and market movements. For example, if the Fund were to write a call option based on the Adviser's expectation that the price of the underlying security would fall, but the price were to rise instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the Fund were to write a put option based on the Adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.

     When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying security, since the Fund will not realize a loss if the security's price does not change.

     The effective use of options also depends on a Fund's ability to terminate option positions at times when the Adviser deems it desirable to do so. There is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.


     If a secondary market in options were to become unavailable, a Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events, such as volume in excess of trading or clearing capability, were to interrupt its normal operations.


     A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or an options clearing corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the Fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the Fund, as option writer, would remain obligated under the option until expiration or exercise.

     Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, an options clearing corporation or options market may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If an options clearing corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The Fund, as holder of such a put option, could lose its entire investment if the prohibition remained in effect until the put option's expiration.

     DEALER OPTIONS. A Fund may engage in transactions involving dealer options as well as exchange-traded options. Certain risks are specific to dealer options. While a Fund might look to an exchange's clearing corporation to exercise exchange-traded options, if the Fund purchases a dealer option it must rely on the selling dealer to perform if the Fund exercises the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

     Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, a Fund can realize the value of a dealer option it has purchased only by exercising or reselling the option to the issuing dealer. Similarly, when a Fund writes a dealer option, the Fund can close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer. While the Funds will seek to enter into dealer options only with dealers who will agree to and can enter into closing transactions with the Funds, no assurance exists that a Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless a Fund, as a covered dealer call option writer, can effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option. With respect to options written by a Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, because a Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Fund's ability to sell portfolio securities at a time when such sale might be advantageous.

     The staff of the SEC takes the position that purchased dealer options are illiquid securities. A Fund may treat the cover used for written dealer options as liquid if the dealer agrees that the Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. With that exception, however, the Funds will treat dealer options as subject to the Funds' limitation on illiquid securities. If the SEC changes its position on the liquidity of dealer options, the Funds will change their treatment of such instruments accordingly.

     FUTURES CONTRACTS. Subject to applicable law, the StockJungle.com Market Leaders Growth Fund and the StockJungle.com Pure Play Internet Fund may each invest in futures contracts for hedging purposes. A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade, known as "contract markets," approved for such trading by the Commodity Futures Trading Commission (the "CFTC"), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.


     Although futures contracts (other than index futures) by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

     Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. If a Fund is unable to enter into a closing transaction, the amount of the Fund's potential loss is unlimited. The closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, he realizes a loss.

     Unlike when a Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Upon entering into a contract, a Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of liquid assets. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of Funds to finance the transactions. Rather, initial margin is similar to a performance bond or good faith deposit which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

     Subsequent payments, called "variation margin" or "maintenance margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." For example, when the Fund has purchased a futures contract on a security and the price of the underlying security has risen, that position will have increased in value and the Fund will receive from the broker a variation margin payment based on that increase in value. Conversely, when the Fund has purchased a security futures contract and the price of the underlying security has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker.

     A Fund may elect to close some or all of its futures positions at any time prior to their expiration in order to reduce or eliminate a hedge position then currently held by the Fund. The Fund may close its positions by taking opposite positions which will operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to a Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

     RISKS OF TRANSACTIONS IN FUTURES CONTRACTS. Successful use of futures contracts by the Fund is subject to the Adviser's ability to predict movements in various factors affecting securities markets, including interest rates.

     The use of futures strategies also involves the risk of imperfect correlation among movements in the prices of the securities underlying the futures purchased and sold by the Fund, of the futures contracts themselves, and, in the case of hedging transactions, of the securities which are the subject of a hedge. The successful use of these strategies further depends on the ability of the Adviser to forecast market movements correctly.

     There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

     To reduce or eliminate a position held by the Fund, the Fund may seek to close out such position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts (or a particular class or series of contracts), in which event the secondary market on that exchange for such contracts (or in the class or series of contracts) would cease to exist, although outstanding contracts on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. If a Fund is unable to enter into a closing transaction, the amount of the Fund's potential loss is unlimited.


     INDEX FUTURES CONTRACTS. An index futures contract is a contract to buy or sell an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy an index is commonly referred to as buying or purchasing a contract or holding a long position in the index.

Entering into a contract to sell an index is commonly referred to as selling a contract or holding a short position. The StockJungle.com Market Leaders Growth Fund and StockJungle.com Pure Play Internet Fund may enter into stock index futures contracts or other index futures contracts appropriate to their respective objectives.

     For example, the S&P 500 Index is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 Index assigns relative weightings to the common stocks included in the Index, and the value fluctuates with changes in the market values of those common stocks. In the case of the S&P 500 Index, the value of one S&P 500 futures contract is $250 times the index. Thus, if the value of the S&P 500 Index were 1000, one contract could be worth $250,000 (1000 x $250). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the Fund buys one S&P 500 futures contract at a contract price of 1000 and the S&P 500 Index is at 1100 on expiration date, the Fund will gain $25,000 ($250 x gain of 100). If the Fund sells one S&P 500 futures contract at a contract price of 1000 and the S&P 500 Index is at 1050 on expiration date, the Fund will lose $12,500 ($250 x loss of $50).

     There are several risks in connection with the use by a Fund of index futures. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Adviser will, however, attempt to reduce this risk by buying or selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the securities sought to be hedged.

     Successful use of index futures by a Fund is also subject to the Adviser's ability to predict movements in the direction of the market. For example, it is possible that, where a Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the Fund's portfolio may decline. If this occurred, the Fund would lose money on the futures and also experience a decline in value in its portfolio securities. It is also possible that, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit of the increased value of those securities it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it is disadvantageous to do so.

     In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the portion of a Fund's portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market does. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Adviser may still not result in a profitable position over a short time period.

     STANDARD & POOR'S DEPOSITARY RECEIPTS ("SPDRS"). SPDR shares trade on the American Stock Exchange at approximately one-tenth the value of the S&P 500 Index. SPDR shares are relatively liquid and, because they exactly replicate the S&P 500 Index, any price movement away from the value of the underlying stocks is generally quickly eliminated by professional traders. Thus, the Adviser believes that the movement of SPDR share prices should closely track the movement of the S&P 500 Index. The administrator of the SPDR program, the American Stock Exchange, receives a fee to cover its costs of about 0.19% per year. This fee is deducted from the dividends paid to SPDR investors.

     GOVERNMENT OBLIGATIONS. Each Fund may invest in U.S. Government obligations. Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association ("GNMA"), Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home
Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association.

     Certain of these obligations, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing
Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.


     SHORT SALES. The StockJungle.com Community Intelligence Fund is authorized to make short sales of securities it owns or has the right to acquire at no added cost through conversion or exchange of other securities it owns (referred to as short sales "against the box") and to make short sales of securities which it does not currently own or have the right to acquire.

     In a short sale that is not "against the box," the Fund sells a security which it does not own, in anticipation of a decline in the market value of the security. To complete the sale, the Fund must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The Fund is said to have a "short position" in the securities sold until it delivers them to the broker. The period during which the Fund has a short position can range from one day to more than a year. Until the security is replaced, the proceeds of the short sale are retained by the broker, and the Fund is required to pay to the broker a negotiated portion of any dividends or interest which accrue during the period of the loan. To meet current margin requirements, the Fund is also required to deposit with the broker additional cash or securities so that the total deposit with the broker is maintained daily at 150% of the current market value of the securities sold short (100% of the current market value if a security is held in the account that is convertible or exchangeable into the security sold short within 90 days without restriction other than the payment of money).

     Short sales by the Fund that are not made "against the box" create opportunities to increase the Fund's return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Since the Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund's net asset value per share will tend to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with the short sale. Furthermore, under adverse market conditions, the Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

     If the Fund makes a short sale "against the box," the Fund would not immediately deliver the securities sold and would not immediately receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, the Fund will deposit in escrow in a separate account with the Custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. The Fund can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund, because the Fund might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

     The Fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the Adviser believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the investment values or conversion premiums of such securities.


     ILLIQUID SECURITIES. No Fund may invest more than 15% of the value of its net assets in securities that at the time of purchase are illiquid. The Adviser will monitor the amount of illiquid securities in each Fund's portfolio, under the supervision of the Trust's Board of Trustees, to ensure compliance with each Fund's investment restrictions.

     Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of each Fund's portfolio securities and the Funds might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. The Funds might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.


     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the Commission under the Securities Act, the Trust's Board of Trustees may determine that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.


     LIQUIDITY DETERMINATIONS. The Board has delegated to the Adviser, pursuant to Board-approved guidelines, the function of making day-to-day determinations of whether securities are liquid. The Adviser, in implementing this delegated function, takes into account a number of factors in determining liquidity, including but not limited to: (1) how frequently the security is traded; (2) the number of dealers that make quotes for the security; (3) the number of dealers that make a market in the security; (4) the number of other potential purchasers; (5) the nature of the security; and (6) how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer). The Adviser monitors the liquidity of restricted securities in each Fund and reports periodically on these securities to the Board.

     SPECIAL CONSIDERATIONS RELATING TO AMERICAN DEPOSITORY RECEIPTS. The StockJungle.com Market Leaders Growth Fund, StockJungle.com Pure Play Internet Fund and StockJungle.com Community Intelligence Fund may, from time to time, each invest in the securities of foreign issuers, which securities include American Depository Receipts ("ADRs"). Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of the underlying securities. For purposes of the Funds' investment policies, ADRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR evidencing ownership of common stock will be treated as common stock.

     REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements. A repurchase agreement involves the purchase by a Fund of the securities with the condition that after a stated period of time the original seller will buy back the same securities at a predetermined price or yield. The Funds' custodian will hold the securities underlying any repurchase agreement or such securities will be part of the Federal Reserve Book Entry System. The market value of the collateral underlying the repurchase agreement will be determined on each business day. If at any time the market value of a Fund's collateral falls below the repurchase price of the repurchase agreement (including any accrued interest), that Fund will promptly receive additional collateral (so the total collateral is an amount at least equal to the repurchase price plus accrued interest).

     SECURITIES LOANS. Each Fund may make secured loans of its portfolio securities, on either a short-term or long-term basis, amounting to not more than 25% of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt obligations at least equal at all times to the value of the securities on loan, "marked-to-market" daily. The borrower pays to a lender-Fund an amount equal to any dividends or interest received on securities lent. Each Fund retains all or a portion of the interest received on the collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities may pass to the borrower, each Fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable that Fund to exercise voting rights on any matters materially affecting the investment. The Funds may also call such loans in order to sell the securities.

     INVESTMENT RESTRICTIONS

     In addition to the investment objectives and policies set forth in the Prospectus and in this Statement of Additional Information, the Funds are each subject to certain fundamental and non-fundamental investment restrictions, as set forth below. Fundamental investment restrictions may not be changed with respect to any Fund individually, without the vote of a majority of that Fund's outstanding shares (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")). Non-fundamental investment restrictions of a Fund may be changed by the Board of Trustees.

     Each Fund's investment objective as set forth in the "Risk/Return Summary" portion of the Prospectus, is a fundamental policy. As additional fundamental investment restrictions, the Funds will not:

     1. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities), if, as a result, as to 75% of a Fund's total assets, more than 5% of its net assets would be invested in the securities of one issuer or the Fund would hold more than 10% of the outstanding voting securities of any one issuer.

     2. Issue any senior securities, as defined in the 1940 Act, except as set forth in restriction number 3 below.

     3. Borrow amounts in excess of 10% of the cost or 10% of the market value of its total assets, whichever is less, and then only from a bank and as a temporary measure for extraordinary or emergency purposes. To secure any such borrowing, a Fund may pledge or hypothecate all or any portion of the value of its total assets.

     4. Act as an underwriter of securities of other issuers, except insofar as the Trust may be technically deemed an underwriter under the federal securities laws in connection with the disposition of each Fund's portfolio securities.

     5. Purchase or sell real estate or commodities, including oil, gas or other mineral exploration or developmental programs or commodity futures contracts, except as set forth in the Prospectus. This restriction shall not preclude the Funds from investing in banks or other financial institutions that have real estate or that buy and sell real estate or from investing in the equity securities of companies who hold assets or do business in those sectors.

     6. Make loans, in the aggregate, exceeding 25% of any Fund's total assets or lend any Fund's portfolio securities to broker-dealers if the loans are not fully collateralized or write call options on securities which are not fully covered.

     7. Invest in other registered investment companies, except as permitted by the 1940 Act.

     8. Purchase from or sell to any officer or trustee of the Trust or its Adviser any securities other than the shares of any Fund.

     9. Concentrate its investments in any one industry although it may invest up to 25% of the value of its total assets in a particular industry. This limitation shall not apply to securities issued or guaranteed by the U.S. Government

     The Funds are each subject to the following restrictions that are not fundamental and may therefore be changed by the Board of Trustees without shareholder approval.

     The Funds will not:

     1.  Acquire   securities  for  the  purpose  of  exercising   control  over
management.

     2. Invest more than 15% of their respective net assets in illiquid securities.

     Unless otherwise indicated, percentage limitations included in the restrictions apply at the time a Fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in that Fund's net assets will not be considered in determining whether it has complied with its investment restrictions.

                         TRUSTEES AND EXECUTIVE OFFICERS

BOARD OF TRUSTEES


     The Funds are supervised by the Board of Trustees of StockJungle.com Trust (the "Trust"). The Board of Trustees consist of three individuals, two of whom are not "interested persons" of the Funds as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Trustees are fiduciaries for the Fund's shareholders and are governed by the laws of the State of Massachusetts in this regard. They establish policies for the operation of the Trust and the Funds and appoint the officers who conduct the daily business of the Funds. Officers and Trustees are listed below with their addresses, present positions with the Trust and principal occupations over at least the last five years.


     The following table contains information concerning the trustees and executive officers of the Trust and their principal occupations during the past five years.

                                   POSITIONS HELD           PRINCIPAL OCCUPATION
NAME AND ADDRESS                   WITH THE TRUST           LAST FIVE YEARS
----------------                   --------------           ---------------
Michael J. Witz (Age 28)           President, Chief         Chairman & CEO of
5750 Wilshire Boulevard            Executive Officer and    StockJungle.com Investment
Suite 560                          Chairman of the          Advisors, Inc., a registered
Los Angeles, CA  90036             Board of Trustees        investment adviser and the
                                                            Adviser to the Funds

Victor A. Canto (Age 50)           Trustee                  Chairman and Founder of La
7608 La Jolla Boulevard                                     Jolla Economics, an economics
La Jolla, CA 92037                                          consulting firm; Managing
                                                            Director of Cadinha
                                                            Institutional Services, an
                                                            asset management firm.
                                                            Previously served as Director,
                                                            Chief Investment Officer and
                                                            Portfolio Manager of Calport
                                                            Asset Management, an
                                                            investment adviser, and as
                                                            President and Director of
                                                            Research of A.B. Laffer, V.A.
                                                            Canto & Associates.

Charles A. Parker (Age 64)         Trustee                  Director, T.C.W. Convertible
54 Huckleberry Hill Road                                    Fund, a registered investment
New Canaan, CT 06840                                        company; Director,
                                                            Underwriters Real Estate
                                                            Group; Chairman and CEO of
                                                            Continental Asset Management
                                                            Company, an asset management
                                                            firm; Chief Investment Officer
                                                            and Director of Continental
                                                            Corp., an asset management
                                                            firm; Member, Business
                                                            Advisory Council of the
                                                            University of Colorado School
                                                            of Business; Member, Institute
                                                            of Chartered Financial
                                                            Analysts.

Michael Petrino (Age 53)           Vice-President           Founder of and Portfolio
191 Post Road West                                          Manager at Calport Asset
Westport, CT  06880                                         Management, Inc., an
                                                            investment adviser

Tina D. Hosking, Esq. (Age 31)     Secretary                Vice President and Associate
312 Walnut Street                                           General Counsel of Countrywide
21st Floor                                                  Fund Services, Inc., a
Cincinnati, OH 45202                                        registered mutual fund
                                                            transfer agent and service
                                                            provider

Theresa M. Samocki, CPA            Treasurer                Vice President and Fund
(Age 29)                                                    Accounting Manager of
312 Walnut Street                                           Countrywide Fund Services,
21st Floor                                                  Inc., a registered mutual fund
Cincinnati, OH 45202                                        transfer agent and service
                                                            provider. Previously an
                                                            auditor for Arthur Andersen
                                                            LLP

Brian J. Manley, CPA (Age 35)      Assistant Secretary      Assistant Vice President and
312 Walnut Street                                           Client Service Manager of
21st Floor                                                  Countrywide Fund Services,
Cincinnati, OH 45202                                        Inc., a registered mutual fund
                                                            transfer agent and service
                                                            provider.


     The members of the Audit Committee of the Board of Trustees are Messrs. Canto and Parker. Mr. Parker acts as the chairperson of such committee. The Audit Committee oversees each Fund's financial reporting process, reviews audit results and recommends annually to the Trust a firm of independent certified public accountants.


     Those Trustees who are officers or employees of the Adviser, the Administrator or their affiliates receive no remuneration from the Funds.
Members of the Board who are not affiliated with the Adviser or the Administrator receive an annual fee of $5,000 per Fund. Each Fund will pay Trustees' fees and expenses based on the net assets of the paying series of the Trust. In addition, each Trustee who is not affiliated with the Adviser, the Administrator or their affiliates is reimbursed for expenses incurred in connection with attending meetings.


     The following table sets forth the estimated compensation expected to be received by each Trustee of the Trust during the fiscal year ending September 30, 2000. Trustees who are interested persons of the Trust, as defined by the 1940 Act, are indicated by asterisk.

                                                  Pension or                        Total Compensation
                              Aggregate      Retirement Benefits  Estimated Annual  From Fund and Fund
                          Compensation From   Accrued as Part of   Benefits Upon      Complex Paid to
Name of Person, Position      Each Fund         Fund Expenses        Retirement          Trustees
------------------------      ---------         -------------        ----------          --------
*Michael J. Witz                NONE                 NONE               NONE               NONE
Chairman of the Board of
Trustees

Victor A. Canto                $5,000                NONE               NONE              $20,000
Trustee

Charles A. Parker              $5,000                NONE               NONE              $20,000
Trustee


                     INVESTMENT ADVISORY AND OTHER SERVICES


     The investment adviser for each of the Funds is StockJungle.com Investment Advisors, Inc., a Delaware corporation organized on November 3, 1998. The Adviser was organized to act as investment adviser to the Trust, and accordingly has no substantial operating history as of the date of this Statement of Additional Information, although some of its employees have experience in the investment management industry. The Adviser will act as such pursuant to written agreements with the Trust, on behalf of each Fund, which, after each agreement's initial two-year period, must be re-approved annually by the Board of Trustees. The address of the Adviser is 5750 Wilshire Boulevard, Suite 560, Los Angeles, California 90036. The Adviser can also be contacted by telephone at (877) 884-3147.


CONTROL OF THE ADVISER


     The common stock of the Adviser is wholly-owned and controlled by StockJungle.com, Inc., a Delaware corporation controlled by Messrs. Witz and Julian Smerkovitz. StockJungle.com, Inc. is the sponsor of the StockJungle.com website located at http://www.stockjungle.com upon which that company offers a wide variety of products and services intended for use by investors with access to the Internet. Additional information regarding these products and services is available on the website.

INVESTMENT ADVISORY AGREEMENT

     The Adviser acts as the investment adviser to each Fund under an Investment Advisory Agreement which has been approved by the Board of Trustees (including a majority of the Trustees who are not parties to the agreement, or interested persons of any such party).

     Each Investment Advisory Agreement will terminate automatically in the event of its assignment. In addition, each agreement is terminable at any time, without penalty, by the Board of Trustees of the Trust or by vote of a majority of the Trust's outstanding voting securities (as defined in the 1940 Act) on not more than 60 days' written notice to the Adviser, and by the Adviser on 60 days' written notice to the Trust. Unless sooner terminated, each agreement shall continue in effect for more than two years after its execution only so long as such continuance is specifically approved at least annually by either the Board of Trustees or by a vote of a majority of the Trust's outstanding voting securities (as defined in the 1940 Act), provided that, in either event, such continuance is also approved by a vote of a majority of the Trustees who are not parties to such agreement, or interested persons of such parties (as defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on such approval.

     Under the Investment Advisory Agreement, the Adviser provides each Fund with advice and assistance in the selection and disposition of the Fund's investments. The Adviser is obligated to pay the salaries and fees of any affiliates of the Adviser serving as officers of the Trust and/or the Funds.

     Each Investment Advisory Agreement provides that the Adviser will not be liable to the Trust or its shareholders for its acts or omissions in the course of its services thereunder, except for willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations ("disabling conduct"). Each Agreement also provides that each party will indemnify the other against liabilities arising out of its performance under the Agreement, except for a party's disabling conduct.

CODE OF ETHICS


     Personnel of the Adviser may invest in securities for their own accounts pursuant to a Code of Ethics that sets forth all employees' fiduciary responsibilities regarding the Funds, establishes procedures for personal investing and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by the Funds and on short-term trading have been adopted. The Codes of Ethics for the Adviser, the Trust and the principal underwriter of the Trust are on file with and available from the SEC.


ADMINISTRATOR

     The Trust's administrator is Countrywide Fund Services, Inc. ("CFS" or the "Administrator"), which has its principal office at 312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202, and is primarily in the business of providing administrative, fund accounting and transfer agency services to retail and institutional mutual funds with approximately $16 billion of total assets throughout the United States.

     Pursuant to an Administration Agreement with the Trust on behalf of each Fund, the Administrator provides all administrative services necessary for the Funds, subject to the supervision of the Trust's Board of Trustees. The Administrator may provide persons to serve as officers of each Fund. Such officers may be trustees, officers or employees of the Administrator or its affiliates.


     The Administration Agreement is terminable by the Board of Trustees or the Administrator on sixty days' written notice and may be assigned provided the non-assigning party provides prior written consent. The Agreement will remain in effect for two years from the date of its initial approval, and subject to annual approval of the Board of Trustees for one-year periods thereafter. The Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Administrator or reckless disregard of its obligations thereunder, the Administrator shall not be liable for any action or failure to act in accordance with its duties thereunder and contains mutual indemnification provisions similar to those in the Investment Advisory Agreement.


     Under the Administration Agreement, the Administrator provides all administrative services, including, without limitation: (i) providing services of persons competent to perform such administrative and clerical functions as are necessary to provide effective administration of each Fund; (ii) overseeing the performance of administrative and professional services to the Fund by others, including each Fund's Custodian; (iii) coordinating the preparation of, but not paying for, the periodic updating of each Fund's Registration Statement, Prospectus and Statement of Additional Information in conjunction with each Fund's counsel, including the printing of such documents for the purpose of filings with the SEC and state securities administrators, each Fund's tax returns, and reports to each Fund's shareholders and the Securities and Exchange Commission; (iv) coordinating the preparation of , but not paying for, all filings under the securities or "Blue Sky" laws of such states or countries as are designated by the distributor, which may be required to register or qualify, or continue the registration or qualification, of each Fund and/or its shares under such laws; (v) coordinating the preparation of notices and agendas for meetings of the Board of Trustees and minutes of such meetings in all matters required by the 1940 Act to be acted upon by the Board; and (vi) monitoring daily and periodic compliance with respect to all requirements and restrictions of the Investment Company Act, the Internal Revenue Code and the Prospectus.

     The Administrator, pursuant to an Accounting Services Agreement with the Trust, provides each Fund with all accounting services, including, without limitation: (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the Investment Company Act; (iii) production of each Fund's listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for each Fund; (vi) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among each Fund's Custodian and Adviser; and (vii) monitoring and evaluating daily income and expense accruals, and sales and redemptions of shares of each Fund. The Agreement contains provisions regarding termination, liability and indemnification similar to those in the Administration Agreement.

CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT


     The Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as custodian for each Fund's cash and securities (the "Custodian"). Pursuant to a Custodian Agreement with the Trust on behalf of each Fund, the Custodian is responsible for maintaining the books and records of each Fund's portfolio securities and cash. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Funds. CFS, the Administrator, also acts as each Fund's Transfer, Dividend Disbursing, and Shareholder Servicing Agent. The Agreement contains provisions regarding termination, liability and indemnification similar to those in the Administration Agreement. All fees for these services are paid by the Adviser on behalf of the Trust.


DISTRIBUTION AGREEMENT

     CW Fund Distributors, Inc. ("the Distributor"), an affiliate of the Administrator, has entered into an underwriting agreement with the Trust to serve as the principal underwriter of each Fund and the exclusive agent for the distribution of each Fund's shares. The Distributor will serve as the statutory underwriter for the direct sale of the shares of each Fund to the public, and will be responsible for contracting and managing relationships with investment dealers. The Distributor has agreed to offer such shares for sale at all times when such shares are available for sale and may lawfully be offered for sale and sold.

     The Distribution Agreement contains provisions with respect to renewal and termination similar to those in the Investment Advisory Agreement described above. Pursuant to the Distribution Agreement, the Trust has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the Securities Act of 1933.

               PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE

     Each Fund's assets are invested by the Adviser in a manner consistent with its investment objective, policies, and restrictions and with any instructions the Board of Trustees may issue from time to time. Within this framework, the Adviser is responsible for making all determinations as to the purchase and sale of portfolio securities and for taking all steps necessary to implement securities transactions on behalf of each of the Funds.

     Transactions on U.S. stock exchanges, commodities markets and futures markets and other agency transactions may involve the payment by the Adviser on behalf of a Fund of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Adviser usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Adviser on behalf of each Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

     U.S. Government securities generally are traded in the over-the-counter market through broker-dealers. A broker-dealer is a securities firm or bank that makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread.

     In placing orders for the purchase and sale of portfolio securities for each Fund, the Adviser seeks to obtain the best price and execution, taking into account such factors as price, size of order, difficulty and risk of execution and operational facilities of the firm involved. For securities traded in the over-the-counter markets, the Adviser deals directly with the dealers who make markets in the securities unless better prices and execution are available elsewhere. The Adviser negotiates commission rates with brokers based on the quality and quantity of services provided in light of generally prevailing rates, and while the Adviser generally seeks reasonably competitive commission rates, the Funds do not necessarily pay the lowest commissions available. The Board of Trustees periodically reviews the commission rates and allocation of orders.

     When consistent with the objectives of best price and execution, business may be placed with broker-dealers who furnish investment research or services to the Adviser. Such research or services include advice, both directly and in writing, as to the value of securities; the advisability of investing in, purchasing or selling securities; and the availability of securities, or purchasers or sellers of securities; as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. To the extent portfolio transactions are effected with broker-dealers who furnish research services to the Adviser, the Adviser receives a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to any Fund from these transactions. The Adviser believes that most research services obtained by it generally benefit several or all of the investment companies and private accounts which it manages, as opposed to solely benefiting one specific managed fund or account.

     The same security may be suitable for each of the Funds or other private accounts managed by the Adviser. If and when a Fund and two or more accounts simultaneously purchase or sell the same security, the transactions will be allocated as to price and amount in accordance with arrangements equitable to the Fund and account. The simultaneous purchase or sale of the same securities by a Fund and other accounts may have a detrimental effect on the Fund, as this may affect the price paid or received by the Fund or the size of the position obtainable or able to be sold by the Fund.

     Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, the Adviser may consider sales of shares of each Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

                                    TAXATION


     Each of the Funds intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By so qualifying, no Fund will incur federal income or state taxes on its net investment company taxable income or on its net realized capital gains (net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from the prior 8 years) to the extent distributed as dividends to shareholders.


     To qualify as a regulated investment company, a Fund must, among other things (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of a Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of a Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies); and (c) distribute to its shareholders at least 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains in excess of any net long-term capital losses) and 90% of its net exempt interest income each taxable year.

     Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, each Fund must distribute during each calendar year an amount equal to the sum of (a) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (b) at least 98% of its capital gains in excess of capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31st of the calendar year, and (c) all ordinary income and capital gains for previous years that were not distributed during such years.

     Under the Code, dividends derived from interest, and any short-term capital gains, are taxable to shareholders as ordinary income for federal and state tax purposes, regardless of whether such dividends are taken in cash or reinvested in additional shares. Distributions made from each Fund's net realized long-term capital gains (if any) and designated as capital gain dividends are taxable to shareholders as long-term capital gains, regardless of the length of time Fund shares are held. Corporate investors are not eligible for the dividends-received deduction with respect to distributions derived from interest on short-or long-term capital gains from any Fund but may be entitled to such a deduction in respect to distributions attributable to dividends received by a Fund. A distribution will be treated as paid on December 31st of a calendar year if it is declared by the Fund in October, November or December of the year with a record date in such a month and paid by each Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

     Distributions paid by each Fund from net long-term capital gains (excess of long-term capital gains over long-term capital losses), if any, whether received in cash or reinvested in additional shares, are taxable as long-term capital gains, regardless of the length of time you have owned shares in the Fund. Distributions paid by each Fund from net short-term capital gains (excess of short-term capital gains over short-term capital losses), if any, whether received in cash or reinvested in additional shares are taxable as ordinary income. Capital gains distributions are made when any Fund realizes net capital gains on sales of portfolio securities during the year.

     Many of the options and futures contracts used by the Funds are "section 1256 contracts." Any gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses ("60/40"). Also, section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, depending on the circumstances.

     Generally, the hedging transactions and certain other transactions in options and futures contracts undertaken by a Fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the investment company taxable income or net capital gain for the taxable year in which such losses are realized. Because limited regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options and future contracts to a Fund are not entirely clear. The transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to shareholders.

     Each Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under the rules that vary according to the election(s) made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

     Any redemption or exchange of a Fund's shares is a taxable event and may result in a gain or loss. Such gain or loss will be capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term or short-term generally depending upon the shareholder's holding period for the shares. Any loss realized on a disposition will be disallowed by "wash sale" rules to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the disposition. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares.

     Dividend distributions, capital gains distributions, and capital gains or losses from redemptions and exchanges may also be subject to state and local taxes.

     Ordinarily, distributions and redemption proceeds paid to fund shareholders are not subject to withholding of federal income tax. However, 31% of each Fund's distributions and redemption proceeds must be withheld if a Fund shareholder fails to supply the Fund or its agent with such shareholder's taxpayer identification number or if the Fund shareholder who is otherwise exempt from withholding fails to properly document such shareholder's status as an exempt recipient.

     The information above is only a summary of some of the tax considerations generally affecting the Funds and their shareholders. No attempt has been made to discuss individual tax consequences. To determine whether any of the Funds is a suitable investment based on his or her tax situation, a prospective investor may wish to consult a tax advisor.

                               OWNERSHIP OF SHARES

     Each share of each Fund has one vote for each dollar of net asset value of the share in the election of Trustees. Cumulative voting is not authorized for any Fund. This means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in that event, the holders of the remaining shares will be unable to elect any Trustees.

     Shareholders of the Funds and any other series of the Trust will vote in the aggregate and not by series except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interest of the shareholders of a particular series. Pursuant to Rule 18f-2 under the 1940 Act, the approval of an investment advisory agreement or any change in a fundamental policy would be acted upon separately by the series affected. Matters such as ratification of the independent public accountants and election of Trustees are not subject to separate voting requirements and may be acted upon by shareholders of the Trust voting without regard to series.


     The directors and officers of the Trust as a group own 11.7% of the Market Leaders Growth Fund, 6.6% of the Pure Play Internet Fund, and 3.57% of the Community Intelligence Fund. The following are the name, address and percentage of ownership of each person who owns of record or is known by a fund to own 5% or more of any Fund's outstanding stock.

      MARKET LEADERS GROWTH FUND

          StockJungle.Com, Inc.
          3805 Sough Canfield Avenue
          Suite B
          Culver City, CA 90232               6.0%

          StockJungle.Com, Inc.
          3805 South Canfield Avenue
          Culver City, CA 90232              48.0%

          Ambient Advisors, LLC
          Box 24976
          Los Angeles, CA 90024               6.1%
          Michael Anthony Petrino
          6 Bluewater Lane

          Westport, CT 06880                 11.7%
          Faye Lee
          2710 Forrester Dr.
          Los Angeles, CA 90064               6.1%

      PURE PLAY INTERNET FUND

          Julian Smerkovitz
          101 East 52nd St.
          New York, NY 10022                  9.8%

          Michael James Witz
          327 Arnaz Dr.
          Los Angeles, CA 90048               6.6%

          Mark Edward Sale
          1013 Dickinson Circle
          Raleigh, NC 27614                  11.1%

      COMMUNITY INTELLIGENCE FUND

          Parr Liv Trust
          James & Traci Parr, Ttee
          DTD 12/17/97
          27731 Rolling Wood Lane
          San Juan Capistrano, CA 92675      11.1%

          Ruta Investments Ltd.
          14 South Swinton Avenue
          Delray Beach, FL  33444            52.6%


                           DIVIDENDS AND DISTRIBUTIONS

     Net investment income, if any, is declared as dividends and paid annually. Substantially all the realized net capital gains for each Fund, if any, are also declared and paid on an annual basis. Dividends and distributions are payable to shareholders of record at the time of declaration.

     Distributions from each Fund are automatically reinvested in additional Fund shares unless the shareholder has elected to have them paid in cash.

                                 NET ASSET VALUE

     The method for determining each Fund's net asset value is summarized in the Prospectus in the text following the heading "Valuation of Shares." The net asset value of each Fund's shares is determined on each day on which the New York Stock Exchange is open, provided that the net asset value need not be determined on days when no Fund shares are tendered for redemption and no order for Fund shares is received. The New York Stock Exchange is not open for business on the following holidays (or on the nearest Monday or Friday if the holiday falls on a weekend): New Year's Day, President's Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

                             PERFORMANCE COMPARISONS

     Total return quoted in advertising and sales literature reflects all aspects of each Fund's return, including the effect of reinvesting dividends and capital gain distributions and any change in a Fund's net asset value during the period.

     Each Fund's total return must be displayed in any advertisement containing the Fund's yield. Total return is the average annual total return for the 1-, 5- and 10-year period ended on the date of the most recent balance sheet included in the Statement of Additional Information, computed by finding the average annual compounded rates of return over 1-, 5- and 10-year periods that would equate the initial amount invested to the ending redeemable value according to the following formula:

                                         n
                                 P(1 + T)  = ERV

     Where:

          P   = a hypothetical initial investment of $1,000

          T   = average annual total return

          n   = number of years

          ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods at the end of the 1-, 5- or 10-year periods (or fractional portion).

     Because the Funds have not had a registration in effect for 1, 5 or 10 years, the period during which the registration has been effective shall be substituted.

     Average annual total return is calculated by determining the growth or decline in value of a hypothetical historical investment in each Fund over a stated period and then calculating the annual compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100% over 10 years would produce an average annual total return of 7.18%, which is the steady annual rate that would result in 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the Fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.

     In addition to average annual total returns, each Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Performance information may be quoted numerically or in a table, graph, or similar illustration.

     Each Fund's performance may be compared with the performance of other funds with comparable investment objectives, tracked by fund rating services or with other indexes of market performance. Sources of economic data that may be considered in making such comparisons may include, but are not limited to, rankings of any mutual fund or mutual fund category tracked by Lipper Analytical Services, Inc. or Morningstar, Inc.; data provided by the Investment Company Institute; major indexes of stock market performance; and indexes and historical data supplied by major securities brokerage or investment advisory firms. The Funds may also each utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance.

     The agencies listed below measure performance based on their own criteria rather than on the standardized performance measures described in the preceding section.

     Lipper Analytical Services, Inc. distributes mutual fund rankings monthly. The rankings are based on total return performance calculated by Lipper, generally reflecting changes in net asset value adjusted for reinvestment of capital gains and income dividends. They do not reflect deduction of any sales charges. Lipper rankings cover a variety of performance periods, including year-to-date, 1-year, 5-year, and 10-year performance. Lipper classifies mutual funds by investment objective and asset category.


     Morningstar, Inc. distributes mutual fund ratings twice a month. The ratings are divided into five groups: highest, above average, neutral, below average and lowest. They represent the fund's historical risk/reward ratio relative to other funds in its broad investment class as determined by Morningstar, Inc. Morningstar ratings cover a variety of performance periods, including 1-year, 3-year, 5-year, 10-year and overall performance. The performance factor for the overall rating is a weighted-average assessment of the fund's 1-year, 3-year, 5-year, and 10-year total return performance (if available) reflecting deduction of expenses and sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund. The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard & Poor's and Moody's Investor Service, Inc.

     CDA/Weisenberger's Management Results publishes mutual fund rankings and is distributed monthly. The rankings are based entirely on total return calculated by Weisenberger for periods such as year-to-date, 1-year, 3-year, 5-year and 10-year. Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain). Weisenberger rankings do not reflect deduction of sales charges or fees.

     Independent  publications  may also evaluate each Fund's  performance.  The
Funds may from time to time each refer to results published in various periodicals, including BARRON'S, FINANCIAL WORLD, FORBES, FORTUNE, INVESTOR'S BUSINESS DAILY, KIPLINGER'S PERSONAL FINANCE MAGAZINE, MONEy, U.S. NEWS AND WORLD REPORT and THE WALL STREET JOURNAL.


                              REDEMPTION OF SHARES

     Redemption of shares, or payment for redemptions, may be suspended at times
(a) when the New York Stock Exchange is closed for other than customary weekend or holiday closings, (b) when trading on said Exchange is restricted, (c) when an emergency exists, as a result of which disposal by a Fund of securities owned by it is not reasonably practicable, or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) during any other period when the Securities and Exchange Commission, by order, so permits, provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions prescribed in (b) or (c) exist.

                              ORGANIZATION OF TRUST


     StockJungle.com Market Leaders Growth Fund, StockJungle.com Pure Play Internet Fund, and StockJungle.com Community Intelligence Fund are each a series of StockJungle.com Trust, a Massachusetts business trust organized on June 11, 1999.


     The Board of Trustees may establish additional funds (with different investment objectives and fundamental policies) and additional classes of shares at any time in the future. Establishment and offering of additional portfolios will not alter the rights of the Funds' shareholders. Shares do not have preemptive rights or subscription rights. All shares when issued, will be fully paid and non-assessable by the Trust. In liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the assets of the Fund.

     The Trust's Amended and Restated Agreement and Declaration of Trust provides that each series of the Trust will be charged only with the liabilities of that series and a portion (as determined by the Board of Trustees) of any general liabilities that are not readily identifiable as belonging to any particular series, but not with the liabilities of any other series.

     Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of a Fund. However, the Amended and Restated Agreement and Declaration of Trust disclaims liability of the shareholders of a Fund for acts or obligations of the Trust, which are binding only on the assets and property of the Fund, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by a Fund or the Trustees. The Amended and Restated Agreement and Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of a Fund. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations and thus should be considered to be remote.

                                LICENSE AGREEMENT

     The Adviser has entered into a non-exclusive License Agreement with the Trust which permits the Trust to use the name "StockJungle.com". The Adviser has the right to require that the Trust stop using the name at such time as the Adviser is no longer employed as investment manager to the Trust.

                                OTHER INFORMATION


     The Adviser has been recently registered with the Securities Exchange Commission ("SEC") under the Investment Advisers Act of 1940, as amended. The Trust has filed a registration statement under the Securities Act of 1933 and the 1940 Act with respect to the shares offered. Such registrations do not imply approval or supervision of any Fund or the Adviser by the SEC.


     For further information, please refer to the registration statement and exhibits on file with the SEC in Washington, D.C. These documents are available upon payment of a reproduction fee. Statements in the Prospectus and in this Statement of Additional Information concerning the contents of contracts or other documents, copies of which are filed as exhibits to the registration statement, are qualified by reference to such contracts or documents.

                              FINANCIAL STATEMENTS

     The Trust's balance sheet as of October 19, 1999 is set forth below. It has been audited by the Trust's independent auditors, Arthur Andersen LLP, whose report thereon is set forth below. The balance sheet is included herein in reliance upon their authority as experts in accounting and auditing.

                              STOCKJUNGLE.COM TRUST
                       Statement of Assets and Liabilities
                                October 19, 1999


                              StockJungle.com   StockJungle.com  StockJungle.com
                                 Community         Pure Play         Market
                             Intelligence Fund   Internet Fund    Leaders Fund
                                  -------           -------         -------
ASSETS

Cash                              $50,000           $25,000         $25,000
                                  -------           -------         -------
NET ASSETS                        $50,000           $25,000         $25,000
                                  =======           =======         =======
Shares of beneficial
interest outstanding
(unlimited number of
shares authorized, no
par value)                        $ 5,000           $ 2,500         $ 2,500
                                  =======           =======         =======
Net Asset Value,
offering price and
redemption price
per share                         $ 10.00           $ 10.00         $ 10.00
                                  =======           =======         =======

                              STOCKJUNGLE.COM TRUST
                  NOTES TO STATEMENTS OF ASSETS AND LIABILITIES
                             AS OF OCTOBER 19, 1999


     (1) The StockJungle.com Community Intelligence Fund, the StockJungle.com Pure Play Internet Fund, the StockJungle.com Market Leaders Fund and the StockJungle.com No Fee S&P 500 Fund (the Funds) are each a non-diversified series of the StockJungle.com Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust under a Declaration of Trust dated June 11, 1999. On October 19, 1999, 5,000 shares of the StockJungle.com Community Intelligence Fund, and 2,500 shares each of the StockJungle.com Pure Play Internet Fund and the StockJungle.com Market Leaders Fund were issued for cash at $10.00 per share. The Funds have had no operations except for the initial issuance of shares.

     (2) Expenses incurred in connection with the organization of the Funds and the initial offering of shares will be permanently absorbed by StockJungle.com, Inc. (the Adviser). As of October 19, 1999, all outstanding shares of the Funds were held by the Adviser, who purchased these initial shares in order to provide the Trust with its required capital.

     (3) Reference is made to the Prospectus and the Statement of Additional Information for a description of the Investment Advisory Agreement, the Underwriting Agreement, the Administration Agreement, the Accounting Services Agreement, the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement, tax aspects of the Fund and the calculation of the net asset value of shares of the Funds.

                    Report of Independent Public Accountants

     To the Board of Trustees and Shareholders of the StockJungle.com Community Intelligence Fund, StockJungle.com Pure Play Internet Fund and StockJungle.com Market Leaders Fund of StockJungle.com Trust:

     We have audited the accompanying statements of assets and liabilities of the StockJungle.com Community Intelligence Fund, the StockJungle.com Pure Play Internet Fund and the StockJungle.com Market Leaders Fund of StockJungle.com Trust as of October 19, 1999. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statements of assets and liabilities are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statements of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the statements of assets and liabilities referred to above present fairly, in all material respects, the financial position of the StockJungle.com Community Intelligence Fund, the StockJungle.com Pure Play Internet Fund and the StockJungle.com Market Leaders Fund of StockJungle.com Trust as of October 19, 1999 in conformity with generally accepted accounting principles.

Cincinnati, Ohio
October 20, 1999

/s/ Arthur Andersen LLP

                 -----------------------------------------------

                                     PART C

                 -----------------------------------------------

                                    FORM N-1A

                 -----------------------------------------------

                                     PART C

                 -----------------------------------------------

ITEM 23. EXHIBITS.


         **(1)      Second Amended and Restated Agreement and Declaration of
                    Trust;

          *(2)      Bylaws of the Trust;

           (3)      Not Applicable.

         **(4)      Form of Investment Advisory Agreements.

         **(5)      Form of Underwriting Agreement.

           (6)      Not Applicable.

         **(7)      Form of Custody Agreement.

       **(8.1)      Form of Administration Agreement.

       **(8.2) Form of Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement.

       **(8.3)      Form of Accounting Services Agreement

     ****(8.4)      License Agreement with StockJungle.com, Inc.

        ***(9) Opinion of Paul, Hastings Janofsky & Walker LLP as to the legality of the securities being registered, including their consent to the filing thereof and as to the use of their names in the Prospectus.

        **(10)      Consent of Arthur Andersen LLP, independent auditors.

          (11)      Not Applicable.

        **(12)      Subscription Letter.

          (13)      Not Applicable.

          (14)      Not Applicable.

     ***(15.1)      Code of Ethics of the Trust and the Adviser

     ***(15.2)      Code of Ethics of the Principal Underwriter

* Filed as part of Registration Statement on Form N-1A of the Trust filed with the SEC via EDGAR on June 23, 1999.
** Filed as part of Pre-effective Amendment No. 2 to the Registration Statement on Form N-1A of the Trust filed with the SEC via EDGAR on October 26, 1999.
***  Filed herewith.
**** To be filed by amendment.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     Not applicable

ITEM 25. INDEMNIFICATION.

     In accordance with Section 1 of Chapter 182 of the Massachusetts General Laws of the Commonwealth of Massachusetts, Sections 6.4 and 6.6 of the Registrant's Second Amended and Restated Agreement and Declaration of Trust, respectively, provide as follows:

     "Section 6.4. The Trust shall indemnify (from the assets of the Sub-Trust or Sub-Trusts in question) each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person")) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (such conduct referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is entitled to indemnification may be made by:

          (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct,

          (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or


          (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion.

     Expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Sub-Trust in question in advance of the final disposition of any such action, suit or proceeding, provided that the Covered Person shall have undertaken to repay the amounts so paid to the Sub-Trust in question if it is ultimately determined that indemnification of such expenses is not authorized under this
Article VI and:

          (i)  the  Covered  Person  shall  have  provided   security  for  such
     undertaking,

          (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or

          (iii) a majority of a quorum of the disinterested Trustees who are not a party to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification."

     "Section 6.6. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators, an "interested Covered Person" is one against whom the action, suit or other proceeding in question or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened, and a "disinterested" person is a person against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person."

     Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11300 under the 1940 Act in connection with any indemnification.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     StockJungle.com Investment Advisors, Inc. serves as investment adviser to each Fund. Set forth below are the names of the directors and officers of the
Adviser:

     Michael J. Witz              Chairman, Chief Executive Officer and Director
     Brian A. Levy                Chief Operating Officer
     Julian Smerkovitz            Chief Financial Officer and Director

ITEM 27. PRINCIPAL UNDERWRITER.

     (a) The principal underwriter of the Trust's shares currently acts as a principal underwriter for other investment companies.

     (b) The following table contains information with respect to each director, trustee, officer or partner of each principal underwriter named in the answer to
Item 20:

     Unless otherwise noted, with an asterisk (*), the address of the persons named below is 312 Walnut Street, Cincinnati, Ohio 45202.

       NAME AND PRINCIPAL      POSITIONS AND OFFICES       POSITIONS AND OFFICES
       BUSINESS ADDRESS*         WITH UNDERWRITER            WITH REGISTRANT
       -----------------         ----------------            ---------------
     *Angelo R. Mozilo         Chairman of the                     None
                               Board/Director

     *Andrew S. Bielanski      Director                            None

     *Thomas H. Boone          Director                            None

     *Marshall M. Gates        Director                            None

     Robert H. Leshner         President/Vice Chairman             None
                               CEO/Director

     Maryellen Peretzky        Vice President, Secretary           None

     Robert L. Bennett         Vice President, Chief               None
                               Operations Officer

     Terrie A. Wiedenheft      Vice President, Chief               None
                               Officer, Treasurer

* The address is 4500 Park Granada Blvd., Calabasas, CA 91302

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

     The accounts and records of the Trust required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are located, in whole or in part, at the office of the Adviser at 5750 Wilshire Boulevard, Suite 560, Los Angeles, CA 90036, except transfer agency records which are maintained at the offices of the Administrator, Countrywide Fund Services, Inc. which has its principal office at 312 Walnut Street, Floor, Cincinnati, Ohio 45202, and custodial records which are maintained at the offices of the Custodian. The Adviser can also be contacted by telephone at 602-2000.

ITEM 29. MANAGEMENT SERVICES.

     Not Applicable

ITEM 30. UNDERTAKINGS.

     Not Applicable

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles and State of California, on the 14th day of April, 2000

                                        STOCKJUNGLE.COM TRUST


                                        By: /s/ Michael J. Witz
                                            ------------------------------------
                                            Michael J. Witz, Chairman

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
registration statement has been signed below by the following persons in the capacities and on the date indicated.


/s/ Michael J. Witz                Chairman of the                April 14, 2000
-----------------------------      Board of Trustees and
Michael J. Witz



/s/ Victor A. Canto                Chief Executive Officer
-----------------------------      Trustee                        April 14, 2000
Victor A. Canto